UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08352

LKCM Funds

(Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation

301 Commerce Street, Suite 1600

Fort Worth, TX 76102

(Address of principal executive offices) (Zip code)

K&L Gates LLP

1601 K Street, NW

Washington, DC 20006

(Name and address of agent for service)

1-800-688-LKCM and 1-800-423-6369

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

The Registrant’s Annual Shareholder Reports for the fiscal year ended December 31, 2024, which were transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, are as follows:

(a)

LKCM Small Cap Equity Fund
LKSCX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LKCM Small Cap Equity Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://lkcmfunds.com/lkcmfund/lkcm-small-cap-equity-fund/. You can also request this information by contacting us at 1-800-688-LKCM.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Small Cap Equity Fund	$106	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The Fund returned 15.45% for the year  ended December 31, 2024. The Fund’s benchmark, the Russell 2000® Index, returned 11.54% for the year ended December 31, 2024.
• Moderating inflation, strong corporate earnings growth, expectations for interest rate cuts and other factors contributed to strong performance in the overall equity markets and benefited the Fund.
• Stock selection decisions in the Energy, Financials and Consumer Staples sectors were the largest contributors to the Fund’s relative performance.
• The Fund’s underweight positions in the Healthcare and Real Estate sectors and overweight position in the Industrials sector also contributed to the Fund’s relative performance.
• The Fund benefited from a bias towards growth-oriented companies during the year.
• Stock selection decisions in the Healthcare and Industrials sectors were the largest detractors from the Fund’s relative performance.
• The Fund’s overweight positions in the Energy and Materials sectors also detracted from the Fund’s relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LKCM Small Cap Equity Fund	PAGE 1	TSR-AR-501885107

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
LKCM Small Cap Equity Fund	15.45	11.21	9.04
Russell 3000® Index **	23.81	13.86	12.55
Russell 2000® Index	11.54	7.40	7.82
Visit https://lkcmfunds.com/lkcmfund/lkcm-small-cap-equity-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
**	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$283,014,030
Number of Holdings	75
Net Advisory Fee	$1,814,814
Portfolio Turnover	29%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Financials	19.9%
Industrials	19.2%
Information Technology	15.1%
Consumer Discretionary	11.2%
Health Care	10.3%
Energy	6.2%
Consumer Staples	5.8%
Materials	5.3%
Communication Services	3.1%
Cash & Other	2.4%
Real Estate	1.5%

Top 10 Issuers	(% of Net Assets)
Primo Brands Corp.	2.4%
ESAB Corp.	2.3%
Q2 Holdings, Inc.	2.2%
Altair Engineering, Inc. - Class A	2.2%
Tower Semiconductor Ltd.	2.2%
Hawkins, Inc.	2.1%
Palomar Holdings, Inc.	2.1%
BellRing Brands, Inc.	2.0%
Piper Sandler Cos.	1.9%
Pinnacle Financial Partners Inc.	1.9%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lkcmfunds.com/lkcmfund/lkcm-small-cap-equity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-688-LKCM, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM Small Cap Equity Fund	PAGE 2	TSR-AR-501885107

LKCM Small-Mid Cap Equity Fund
LKSMX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LKCM Small-Mid Cap Equity Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://lkcmfunds.com/lkcmfund/lkcm-small-mid-cap-equity-fund/. You can also request this information by contacting us at 1-800-688-LKCM.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Small-Mid Cap Equity Fund	$108	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The Fund returned 15.64% for the year  ended December 31, 2024.  The Fund’s benchmark, the Russell 2500® Index, returned 12.00% for the year ended December 31, 2024.
• Moderating inflation, strong corporate earnings growth, expectations for interest rate cuts and other factors contributed to strong performance in the overall equity markets and benefited the Fund.
• Stock selection decisions in the Information Technology and Industrials sectors were the largest contributors to the Fund’s relative performance.
• The Fund’s underweight position in the Healthcare sector and overweight positions in the Industrials and Financials sectors also contributed to the Fund’s relative performance.
• Stock selection decisions in the Consumer Staples and Real Estate sectors were the largest detractors from the Fund’s relative performance.
• The Fund’s underweight position in the Utilities sector also detracted from the Fund’s relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LKCM Small-Mid Cap Equity Fund	PAGE 1	TSR-AR-501885859

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
LKCM Small-Mid Cap Equity Fund	15.64	11.29	9.70
Russell 3000® Index**	23.81	13.86	12.55
Russell 2500® Index	12.00	8.77	8.85
Visit https://lkcmfunds.com/lkcmfund/lkcm-small-mid-cap-equity-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
**	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$39,019,871
Number of Holdings	54
Net Advisory Fee	$118,002
Portfolio Turnover	31%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Industrials	26.4%
Financials	21.0%
Information Technology	14.1%
Consumer Discretionary	9.9%
Health Care	8.8%
Cash & Other	5.4%
Real Estate	3.9%
Materials	3.6%
Energy	3.3%
Consumer Staples	2.4%
Communication Services	1.2%

Top 10 Issuers	(% of Net Assets)
Q2 Holdings, Inc.	4.8%
Axon Enterprise, Inc.	2.9%
Palomar Holdings, Inc.	2.7%
Twilio Inc. - Class A	2.6%
Natera, Inc.	2.6%
Tower Semiconductor Ltd.	2.6%
CBIZ, Inc.	2.5%
Goosehead Insurance, Inc. - Class A	2.4%
LPL Financial Holdings, Inc.	2.3%
MSILF Government Portfolio	2.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lkcmfunds.com/lkcmfund/lkcm-small-mid-cap-equity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-688-LKCM, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM Small-Mid Cap Equity Fund	PAGE 2	TSR-AR-501885859

LKCM Equity Fund
LKEQX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LKCM Equity Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://lkcmfunds.com/lkcmfund/lkcm-equity-fund/. You can also request this information by contacting us at 1-800-688-LKCM.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Equity Fund	$81	0.80%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The Equity Fund returned 14.44% for the year  ended December 31, 2024. The Fund’s benchmark, the S&P 500® Index, returned 25.02% for the year ended December 31, 2024.
• Moderating inflation, strong corporate earnings growth, expectations for interest rate cuts and other factors contributed to strong performance in the overall equity markets and benefited the Fund.
• The Fund’s investment strategy focuses on portfolio diversification and therefore was underweight the relative small number of technology-related companies that drove the majority of the benchmark’s performance.
• Stock selection decisions in the Industrials sector were the largest contributors to the Fund’s relative performance.
• The Fund’s underweight position in the Real Estate sector also contributed to the Fund’s relative performance.
• Stock selection decisions in the Information Technology, Healthcare and Consumer Discretionary sectors were the largest detractors from the Fund’s relative performance.
• The Fund’s overweight positions in the Materials and Industrials sectors and underweight position in the Consumer Discretionary sector detracted from the Fund’s relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LKCM Equity Fund	PAGE 1	TSR-AR-501885206

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
LKCM Equity Fund	14.44	10.40	10.44
S&P 500® Index	25.02	14.53	13.10
Visit https://lkcmfunds.com/lkcmfund/lkcm-equity-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$508,483,159
Number of Holdings	55
Net Advisory Fee	$2,662,788
Portfolio Turnover	9%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Information Technology	25.4%
Industrials	23.8%
Health Care	11.9%
Consumer Discretionary	7.5%
Materials	6.8%
Financials	6.6%
Energy	6.6%
Communication Services	4.1%
Consumer Staples	4.0%
Cash & Other	3.3%

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	6.6%
Apple Inc.	4.7%
Alphabet, Inc. - Class A	4.1%
NVIDIA Corp.	4.0%
Oracle Corp.	3.9%
Waste Connections, Inc.	3.0%
FTAI Aviation Ltd.	2.7%
Ecolab, Inc.	2.5%
Trimble, Inc.	2.4%
JPMorgan Chase & Co.	2.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lkcmfunds.com/lkcmfund/lkcm-equity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-688-LKCM, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM Equity Fund	PAGE 2	TSR-AR-501885206

LKCM Balanced Fund
LKBAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LKCM Balanced Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://lkcmfunds.com/lkcmfund/lkcm-balanced-fund/. You can also request this information by contacting us at 1-800-688-LKCM.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Balanced Fund	$82	0.80%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The Fund returned 10.99% for the year  ended December 31, 2024. One of the Fund’s benchmarks, the S&P 500® Index, returned 25.02% for the year ended December 31, 2024. The Fund’s other benchmark, the Bloomberg Intermediate Government/Credit Bond Index, returned 3.00% for the year ended December 31, 2024.
• Moderating inflation, strong corporate earnings growth, expectations for interest rate cuts and other factors contributed to strong performance in the overall equity markets and benefited the Fund.
• The Fund’s investment strategy for its equity portfolio focuses on portfolio diversification and therefore was underweight the relative small number of technology-related companies that drove the majority of the benchmark’s performance.
• Stock selection decisions in the Energy and Materials sectors were the largest contributors to the performance of the Fund’s equity portfolio.
• The Fund’s underweight position in the Real Estate sector also contributed to the performance of the Fund’s equity portfolio.
• Stock selection decisions in the Information Technology, Industrials and Healthcare sectors were the largest detractors from the performance of the Fund’s equity portfolio.
• The Fund’s overweight positions in the Materials and Energy sectors and underweight position in the Information Technology sector also detracted from the performance of the Fund’s equity portfolio.
• The Fund’s fixed income portfolio outperformed and benefited from a focus on corporate bonds with the intermediate-term maturities.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LKCM Balanced Fund	PAGE 1	TSR-AR-501885305

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
LKCM Balanced Fund	10.99	6.86	7.58
S&P 500® Index	25.02	14.53	13.10
Bloomberg Intermediate Government/Credit Bond Index	3.00	0.86	1.71
Visit https://lkcmfunds.com/lkcmfund/lkcm-balanced-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$114,922,770
Number of Holdings	141
Net Advisory Fee	$502,832
Portfolio Turnover	15%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors (% of Net Assets)
Information Technology	21.7%
Industrials	14.6%
Health Care	11.4%
Financials	9.9%
Consumer Staples	9.3%
Energy	8.8%
Communication Services	7.4%
Materials	7.2%
Consumer Discretionary	6.8%
Cash & Other	2.9%

Security Type (% of Net Assets)
Common Stocks	69.5%
Corporate Bonds	29.8%
Cash & Other	0.7%

Top 10 Issuers (% of Net Assets)
Apple Inc.	3.5%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc.	2.8%
NVIDIA Corp.	2.7%
Microsoft Corp.	2.7%
Oracle Corp.	2.6%
Alphabet Inc. - Class C	2.3%
Home Depot, Inc.	2.1%
Cullen/Frost Bankers, Inc.	1.8%
Waste Management, Inc.	1.8%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lkcmfunds.com/lkcmfund/lkcm-balanced-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-688-LKCM, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM Balanced Fund	PAGE 2	TSR-AR-501885305

LKCM Fixed Income Fund
LKFIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LKCM Fixed Income Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://lkcmfunds.com/lkcmfund/lkcm-fixed-income-fund/. You can also request this information by contacting us at 1-800-688-LKCM.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Fixed Income Fund	$51	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The Fund returned 3.06% for the year  ended December 31, 2024. The Fund’s benchmark, the Bloomberg Intermediate Government/Credit Bond Index, returned 3.00% for the year ended December 31, 2024.
• The U.S. Treasury curve steepened with yields on longer-dated issues increasing substantially and yields on shorter-dated issues declining as the Federal Reserve cut the Federal funds rate by 1.00%.
• The Fund benefited from having a shorter average duration (3.5 years) relative to the benchmark (3.7 years).
• The Fund’s relative performance benefited from an overweight position in high-quality corporate bonds, as corporate bonds outperformed U.S. Treasuries and Government Agency issues during the year as credit spreads tightened substantially.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LKCM Fixed Income Fund	PAGE 1	TSR-AR-501885404

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
LKCM Fixed Income Fund	3.06	0.95	1.72
Bloomberg U.S. Aggregate Bond Index **	1.25	-0.33	1.35
Bloomberg Intermediate Government/Credit Bond Index	3.00	0.86	1.71
Visit https://lkcmfunds.com/lkcmfund/lkcm-fixed-income-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
**	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$277,122,376
Number of Holdings	94
Net Advisory Fee	$529,058
Portfolio Turnover	25%
Effective Duration	3.49 years
30-Day SEC Yield	4.07%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
U.S. Government Sponsored Entities	22.2%
Industrials	12.0%
Health Care	11.5%
Government Bonds	10.9%
Information Technology	10.7%
Energy	9.1%
Consumer Discretionary	5.1%
Communication Services	5.1%
Financials	4.3%
Cash & Other	4.2%
Real Estate	2.5%
Materials	2.4%

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond, 4.13%, 11/15/32	3.0%
Intuit Inc., 5.20%, 09/15/33	2.7%
Emerson Electric Co., 3.15%, 06/01/25	2.7%
Kinder Morgan Inc., 5.20%, 06/01/33	2.6%
L3Harris Technologies Inc., 5.40%, 07/31/33	2.0%
Danaher Corp., 3.35%, 09/15/25	2.0%
Trimble Inc., 6.10%, 03/15/33	1.9%
ONEOK Inc., 6.05%, 09/01/33	1.9%
Tractor Supply Co., 5.25%, 05/15/33	1.8%
Federal Home Loan Banks, 4.00%, 04/14/25	1.8%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lkcmfunds.com/lkcmfund/lkcm-fixed-income-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-688-LKCM, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM Fixed Income Fund	PAGE 2	TSR-AR-501885404

LKCM International Equity Fund
LKINX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LKCM International Equity Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://lkcmfunds.com/lkcmfund/lkcm-international-equity-fund/. You can also request this information by contacting us at 1-800-688-LKCM.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM International Equity Fund	$100	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The Fund returned 4.83% for the year ended  December 31, 2024. The Fund’s benchmark, the MSCI/EAFE® Index, returned 4.35% for the year ended December 31, 2024.
• International equity markets continued to be more cyclically challenged than United States equity markets during the year.
• Stock selection decisions in the Materials, Energy and Financials sectors were the largest contributors to the Fund’s relative performance.
• The Fund’s overweight position in the Industrials sector and underweight positions in the Utilities and Healthcare sectors also contributed to the Fund’s relative performance.
• Stock selection decisions in the Industrials and Healthcare sectors were the largest detractors from the Fund’s relative performance.
• The Fund’s underweight position in the Financials sector and overweight position in the Energy sector also detracted from the Fund’s relative performance.
• The Fund’s tilt towards growth-oriented companies was a modest detractor from the Fund’s relative performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The following chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LKCM International Equity Fund	PAGE 1	TSR-AR-501885834

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/01/2019)
LKCM International Equity Fund	4.83	5.49	6.43
MSCI/EAFE® Index	4.35	5.24	6.03
Visit https://lkcmfunds.com/lkcmfund/lkcm-international-equity-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$60,328,858
Number of Holdings	49
Net Advisory Fee	$324,873
Portfolio Turnover	17%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors (% of Net Assets)
Industrials	21.2%
Financials	20.2%
Information Technology	12.8%
Consumer Discretionary	10.9%
Health Care	9.0%
Consumer Staples	7.6%
Energy	6.2%
Materials	6.0%
Communication Services	4.8%
Cash & Other	1.3%

Top 10 Issuers (% of Net Assets)
Deutsche Telekom AG	2.9%
Barclays PLC	2.8%
SAP SE	2.8%
Euronext NV	2.8%
Lonza Group AG	2.7%
Air Liquide SA	2.7%
Alcon AG	2.7%
Sage Group PLC	2.6%
Unilever PLC	2.6%
Fluidra SA	2.6%

Top Ten Countries (% of Net Assets)
United Kingdom	25.8%
Germany	13.6%
France	13.0%
Netherlands	10.0%
Switzerland	9.6%
Canada	6.4%
Japan	4.4%
Australia	3.7%
Spain	2.6%
United States	2.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lkcmfunds.com/lkcmfund/lkcm-international-equity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-688-LKCM, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM International Equity Fund	PAGE 2	TSR-AR-501885834

LKCM Aquinas Catholic Equity Fund
AQEIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LKCM Aquinas Catholic Equity Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.aquinasfunds.com/applications-documents/. You can also request this information by contacting us at 1-800-423-6369.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Aquinas Catholic Equity Fund	$102	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The Fund returned 13.37% for the year  ended December 31, 2024. The Fund’s benchmark, the S&P 500® Index, returned 25.02% for the year ended December 31, 2024.
• Moderating inflation, strong corporate earnings growth, expectations for interest rate cuts and other factors contributed to strong performance in the overall equity markets and benefited the Fund.
• The Fund’s investment strategy focuses on portfolio diversification and therefore was underweight the relative small number of technology-related companies that drove the majority of the benchmark’s performance.
• Stock selection decisions in the Materials, Energy and Financials sectors were the largest contributors to the Fund’s relative performance.
• The Fund’s underweight positions in the Healthcare and Real Estate sectors also contributed to the Fund’s relative performance.
• Stock selection decisions in the Information Technology, Consumer Staples, Consumer Discretionary and Industrials sectors were the largest detractors from the Fund’s relative performance.
• The Fund’s overweight positions in the Materials and Energy sectors and underweight position in the Communication Services sector also detracted from the Fund’s relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LKCM Aquinas Catholic Equity Fund	PAGE 1	TSR-AR-501885883

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
LKCM Aquinas Catholic Equity Fund	13.37	10.51	9.80
S&P 500® Index	25.02	14.53	13.10
Visit https://www.aquinasfunds.com/applications-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$60,109,295
Number of Holdings	44
Net Advisory Fee	$258,774
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Information Technology	31.0%
Industrials	13.2%
Materials	12.0%
Consumer Discretionary	10.4%
Energy	8.5%
Health Care	7.9%
Consumer Staples	5.5%
Communication Services	4.9%
Financials	4.3%
Cash & Other	2.3%

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	5.1%
Alphabet, Inc. - Class A	4.9%
Microsoft Corp.	4.6%
Oracle Corp.	4.2%
Apple Inc.	3.7%
Roper Technologies, Inc.	3.5%
Stryker Corp.	3.3%
Trimble, Inc.	2.9%
Amazon.com, Inc.	2.9%
Sherwin-Williams Co.	2.8%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aquinasfunds.com/applications-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-423-6369, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM Aquinas Catholic Equity Fund	PAGE 2	TSR-AR-501885883

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Richard J. Howell is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed by the principal accountant for each of the last two fiscal years for audit services (which are reflected under “Audit Fees”), audit-related services (which are reflected under “Audit-Related Fee”), tax services (which are reflected under “Tax Fees”), and other services fees (which are reflected under “All Other Fees”).

	FYE 12/31/2024	FYE 12/31/2023
Audit Fees	$175,000	$172,470
Audit-Related Fees	—	—
Tax Fees	38,396	37,820
All Other Fees	—	—

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the Registrant, including services provided to any entity affiliated with the Registrant.

The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to a waiver of pre-approval requirements were as follows:

	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the Registrant’s principal accountant for services to the Registrant and to the Registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2024	FYE 12/31/2023
Registrant	$38,396	$37,820
Registrant’s Investment Adviser	—	—

The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The Registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The Registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	The Schedule of Investments is included within the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

LKCM
FUNDS
LKCM SMALL CAP EQUITY FUND
LKCM SMALL-MID CAP EQUITY FUND
LKCM EQUITY FUND
LKCM BALANCED FUND
LKCM FIXED INCOME FUND
LKCM INTERNATIONAL EQUITY FUND
Annual Financial Statements and Other Information
December 31, 2024

LKCM SMALL CAP EQUITY FUND
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 97.4%
Aerospace & Defense - 0.9%
Mercury Systems, Inc.(a)	60,778	$2,552,676
Banks - 8.7%
Cadence Bank	106,080	3,654,456
Cullen/Frost Bankers, Inc.	9,622	1,291,753
Hilltop Holdings, Inc.	72,049	2,062,763
Home BancShares, Inc.	162,789	4,606,929
Pinnacle Financial Partners, Inc.	47,082	5,385,710
UMB Financial Corp.	34,624	3,907,665
Webster Financial Corp.	64,812	3,578,918
		24,488,194
Beverages - 2.4%
Primo Brands Corp.	219,278	6,747,184
Broadline Retail - 1.7%
Ollie's Bargain Outlet Holdings, Inc.(a)	44,941	4,931,376
Building Products - 2.5%
CSW Industrials, Inc.	7,748	2,733,495
Zurn Elkay Water Solutions Corp.	117,884	4,397,073
		7,130,568
Capital Markets - 1.9%
Piper Sandler Cos.	18,161	5,447,392
Chemicals - 3.0%
Hawkins, Inc.	48,811	5,987,645
Quaker Chemical Corp.	17,138	2,412,345
		8,399,990
Communications Equipment - 1.4%
Lumentum Holdings, Inc.(a)	47,993	4,029,012
Construction Materials - 1.2%
Eagle Materials, Inc.	14,319	3,533,356
Consumer Finance - 1.1%
FirstCash Holdings, Inc.	29,091	3,013,828
Electrical Equipment - 0.9%
Generac Holdings, Inc.(a)	16,020	2,483,901
Energy Equipment & Services - 2.2%
Archrock, Inc.	150,259	3,739,946
Weatherford International PLC	35,852	2,568,079
		6,308,025
Financial Services - 4.8%
AvidXchange Holdings, Inc.(a)	401,642	4,152,978
Euronet Worldwide, Inc.(a)	33,688	3,464,474
Repay Holdings Corp.(a)	119,937	915,119
Shift4 Payments, Inc. - Class A(a)	47,429	4,922,182
		13,454,753

	Shares	Value
Food Products - 1.3%
Utz Brands, Inc.	241,022	$3,774,405
Health Care Equipment & Supplies - 4.7%
Alphatec Holdings, Inc.(a)	423,269	3,885,610
Enovis Corp.(a)	85,780	3,764,026
Merit Medical Systems, Inc.(a)	39,861	3,855,356
Neogen Corp.(a)	146,272	1,775,742
		13,280,734
Health Care Providers & Services - 3.9%
Addus HomeCare Corp.(a)	21,456	2,689,509
Ensign Group, Inc.	30,087	3,997,359
HealthEquity, Inc.(a)	44,387	4,258,933
		10,945,801
Hotels, Restaurants & Leisure - 6.8%
Everi Holdings, Inc.(a)	342,821	4,631,511
Kura Sushi USA, Inc. - Class A(a)	18,460	1,672,107
Lucky Strike Entertainment Corp.	223,885	2,241,089
Playa Hotels & Resorts NV(a)	378,895	4,793,022
Red Rock Resorts, Inc. - Class A	62,227	2,877,376
Wingstop, Inc.	10,484	2,979,553
		19,194,658
Insurance - 3.8%
Goosehead Insurance, Inc. - Class A(a)	44,511	4,772,469
Palomar Holdings, Inc.(a)	56,625	5,979,034
		10,751,503
Life Sciences Tools & Services - 1.7%
Medpace Holdings, Inc.(a)	14,794	4,915,011
Machinery - 9.6%
Alamo Group, Inc.	19,787	3,678,601
Chart Industries, Inc.(a)	20,882	3,985,121
ESAB Corp.	53,383	6,402,757
Franklin Electric Co., Inc.	30,970	3,018,026
Helios Technologies, Inc.	54,993	2,454,888
ITT, Inc.	31,035	4,434,281
Watts Water Technologies, Inc. - Class A	16,359	3,325,785
		27,299,459
Media - 3.1%
Magnite, Inc.(a)	334,804	5,330,080
Nexstar Media Group, Inc. - Class A	21,672	3,423,526
		8,753,606
Metals & Mining - 1.1%
Materion Corp.	31,279	3,092,868
Oil, Gas & Consumable Fuels - 4.0%
CNX Resources Corp.(a)	136,350	4,999,955
Magnolia Oil & Gas Corp. - Class A	152,130	3,556,799
Northern Oil and Gas, Inc.	41,056	1,525,641
Permian Resources Corp.	79,941	1,149,552
		11,231,947

The accompanying notes are an integral part of these financial statements.

1

LKCM SMALL CAP EQUITY FUND
Schedule of Investments
December 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Personal Care Products - 2.0%
BellRing Brands, Inc.(a)	76,977	$5,799,447
Professional Services - 3.6%
CBIZ, Inc.(a)	46,306	3,789,220
NV5 Global, Inc.(a)	135,684	2,556,286
Upwork, Inc.(a)	229,376	3,750,298
		10,095,804
Real Estate Management & Development - 1.5%
FirstService Corp.	23,654	4,281,847
Semiconductors & Semiconductor Equipment - 2.2%
Tower Semiconductor Ltd.(a)	118,777	6,118,203
Software - 11.1%
Altair Engineering, Inc. - Class A(a)	56,148	6,126,308
Appian Corp. - Class A(a)	89,506	2,951,908
Braze, Inc. - Class A(a)	68,112	2,852,531
Five9, Inc.(a)	50,122	2,036,958
LiveRamp Holdings, Inc.(a)	110,777	3,364,297
Onestream, Inc.(a)	90,831	2,590,500
Q2 Holdings, Inc.(a)	61,906	6,230,839
Workiva Inc.(a)	48,843	5,348,309
		31,501,650
Specialty Retail - 1.5%
Academy Sports & Outdoors, Inc.	71,776	4,129,273
Textiles, Apparel & Luxury Goods - 1.2%
Crocs, Inc.(a)	31,208	3,418,212
Trading Companies & Distributors - 1.6%
Global Industrial Co.	78,793	1,953,278
SiteOne Landscape Supply, Inc.(a)	20,432	2,692,325
		4,645,603
TOTAL COMMON STOCKS (Cost $186,217,791)		275,750,286

	Shares	Value
SHORT-TERM INVESTMENTS - 2.5%
Money Market Funds - 2.5%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 4.43%(b)	6,941,861	$6,941,861
TOTAL SHORT-TERM INVESTMENTS (Cost $6,941,861)		6,941,861
TOTAL INVESTMENTS - 99.9% (Cost $193,159,652)		$282,692,147
Other Assets in Excess of Liabilities - 0.1%		321,883
TOTAL NET ASSETS - 100.0%		$283,014,030

Percentages are stated as a percent of net assets.
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
Investments are classified by industry pursuant to the Global Industry Classification Standard (“GICS®”) which was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

2

LKCM SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCKS - 94.8%
Aerospace & Defense - 4.5%
Axon Enterprise, Inc. (a)	1,883	$1,119,105
BWX Technologies, Inc.	5,621	626,123
		1,745,228
Banks - 5.2%
Pinnacle Financial Partners, Inc.	6,315	722,373
UMB Financial Corp.	6,087	686,979
Webster Financial Corp.	11,236	620,452
		2,029,804
Beverages - 0.3%
Celsius Holdings, Inc.(a)	4,149	109,285
Biotechnology - 2.6%
Natera, Inc. (a)	6,383	1,010,429
Building Products - 5.9%
A O Smith Corp.	6,893	470,171
Builders FirstSource, Inc.(a)	4,347	621,317
CSW Industrials, Inc.	2,130	751,464
Zurn Elkay Water Solutions Corp.	11,940	445,362
		2,288,314
Capital Markets - 4.6%
LPL Financial Holdings, Inc.	2,798	913,575
SEI Investments Co.	10,635	877,175
		1,790,750
Chemicals - 0.7%
Quaker Chemical Corp.	1,838	258,717
Commercial Services & Supplies - 2.0%
Tetra Tech, Inc.	19,363	771,422
Construction & Engineering - 2.0%
AECOM	7,255	774,979
Construction Materials - 1.5%
Eagle Materials, Inc.	2,373	585,562
Distributors - 1.0%
Pool Corp.	1,121	382,194
Electronic Equipment, Instruments & Components - 2.0%
Trimble, Inc.(a)	11,038	779,945
Financial Services - 5.1%
AvidXchange Holdings, Inc.(a)	45,965	475,278
Corpay, Inc.(a)	2,438	825,068
Euronet Worldwide, Inc.(a)	6,623	681,109
		1,981,455
Health Care Equipment & Supplies - 1.7%
Merit Medical Systems, Inc.(a)	6,846	662,145

	Shares	Value
Health Care Providers & Services - 3.2%
Addus HomeCare Corp.(a)	3,911	$490,244
Ensign Group, Inc.	5,833	774,972
		1,265,216
Hotels, Restaurants & Leisure - 1.6%
Wingstop, Inc.	2,225	632,345
Insurance - 6.2%
Baldwin Insurance Group, Inc. - Class A(a)	11,142	431,864
Goosehead Insurance, Inc. - Class A(a)	8,862	950,184
Palomar Holdings, Inc.(a)	9,799	1,034,676
		2,416,724
IT Services - 2.6%
Twilio Inc. - Class A(a)	9,465	1,022,977
Life Sciences Tools & Services - 1.3%
Medpace Holdings, Inc.(a)	1,522	505,654
Machinery - 3.3%
ITT, Inc.	4,712	673,250
Kadant, Inc.	1,811	624,777
		1,298,027
Media - 1.1%
Nexstar Media Group, Inc. - Class A	2,719	429,520
Metals & Mining - 1.5%
Reliance, Inc.	2,144	577,293
Oil, Gas & Consumable Fuels - 3.3%
Expand Energy Corp.	6,482	645,283
Permian Resources Corp.	45,711	657,324
		1,302,607
Personal Care Products - 2.1%
BellRing Brands, Inc.(a)	11,131	838,610
Professional Services - 6.3%
Broadridge Financial Solutions, Inc.	3,063	692,514
CBIZ, Inc.(a)	12,135	993,007
Paylocity Holding Corp.(a)	3,820	761,975
		2,447,496
Real Estate Management & Development - 3.9%
Colliers International Group, Inc.	6,075	826,018
FirstService Corp.	3,873	701,090
		1,527,108
Semiconductors & Semiconductor Equipment - 2.6%
Tower Semiconductor Ltd.(a)	19,580	1,008,566
Software - 6.9%
Altair Engineering, Inc. - Class A(a)	7,562	825,090
Q2 Holdings, Inc.(a)	18,543	1,866,353
		2,691,443

The accompanying notes are an integral part of these financial statements.

3

LKCM SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Specialty Retail - 5.0%
Academy Sports & Outdoors, Inc.	10,829	$622,993
Floor & Decor Holdings, Inc. - Class A(a)	4,429	441,571
Murphy USA, Inc.	1,775	890,606
		1,955,170
Textiles, Apparel & Luxury Goods - 2.3%
On Holding AG - Class A(a)	16,351	895,544
Trading Companies & Distributors - 2.5%
SiteOne Landscape Supply, Inc.(a)	2,695	355,120
Watsco, Inc.	1,350	639,752
		994,872
TOTAL COMMON STOCKS (Cost $26,472,496)		36,979,401
SHORT-TERM INVESTMENTS - 5.3%
Money Market Funds - 5.3%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 4.43%(b)	1,170,795	1,170,795
MSILF Government Portfolio - Class Institutional, 4.43%(b)	904,837	904,837
TOTAL SHORT-TERM INVESTMENTS (Cost $2,075,632)		2,075,632
TOTAL INVESTMENTS - 100.1% (Cost $28,548,128)		$39,055,033
Liabilities in Excess of Other Assets - (0.1)%		(35,162)
TOTAL NET ASSETS - 100.0%		$39,019,871

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
Investments are classified by industry pursuant to the Global Industry Classification Standard (“GICS®”) which was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

4

LKCM EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCKS - 97.0%
Banks - 5.1%
Bank of America Corp.	160,000	$7,032,000
Cullen/Frost Bankers, Inc.	50,000	6,712,500
JPMorgan Chase & Co.	50,000	11,985,500
		25,730,000
Beverages - 1.2%
Coca-Cola Co.	95,000	5,914,700
Biotechnology - 1.4%
Amgen, Inc.	28,000	7,297,920
Broadline Retail - 1.6%
Amazon.com, Inc.(a)	38,000	8,336,820
Chemicals - 4.4%
Ecolab, Inc.	55,000	12,887,600
Linde PLC	22,000	9,210,740
		22,098,340
Commercial Services & Supplies - 5.3%
Cintas Corp.	64,000	11,692,800
Waste Connections, Inc.	90,000	15,442,200
		27,135,000
Construction & Engineering - 3.3%
Fluor Corp.(a)	125,000	6,165,000
Valmont Industries, Inc.	35,000	10,733,450
		16,898,450
Construction Materials - 1.8%
Martin Marietta Materials, Inc.	18,000	9,297,000
Electrical Equipment - 2.9%
Emerson Electric Co.	75,000	9,294,750
Generac Holdings, Inc.(a)	35,000	5,426,750
		14,721,500
Electronic Equipment, Instruments & Components - 4.6%
Teledyne Technologies, Inc.(a)	25,000	11,603,250
Trimble, Inc.(a)	170,000	12,012,200
		23,615,450
Financial Services - 1.6%
Mastercard, Inc. - Class A	15,000	7,898,550
Food Products - 0.6%
Kraft Heinz Co.	100,000	3,071,000
Ground Transportation - 1.1%
Union Pacific Corp.	24,000	5,472,960
Health Care Equipment & Supplies - 3.5%
Alcon AG	60,000	5,093,400
Neogen Corp.(a)	450,000	5,463,000
Stryker Corp.	20,000	7,201,000
		17,757,400

	Shares	Value
Household Durables - 1.0%
Newell Brands, Inc.	500,000	$4,980,000
Household Products - 2.3%
Kimberly-Clark Corp.	50,000	6,552,000
Procter & Gamble Co.	30,000	5,029,500
		11,581,500
Interactive Media & Services - 4.1%
Alphabet, Inc. - Class A	110,000	20,823,000
Life Sciences Tools & Services - 2.8%
Danaher Corp.	32,750	7,517,763
Thermo Fisher Scientific, Inc.	13,000	6,762,990
		14,280,753
Machinery - 7.0%
Chart Industries, Inc.(a)	40,000	7,633,600
Franklin Electric Co., Inc.	85,000	8,283,250
IDEX Corp.	30,000	6,278,700
Toro Co.	80,000	6,408,000
Xylem, Inc.	60,000	6,961,200
		35,564,750
Marine Transportation - 1.6%
Kirby Corp.(a)	75,000	7,935,000
Metals & Mining - 0.6%
Wheaton Precious Metals Corp.	55,000	3,093,200
Oil, Gas & Consumable Fuels - 6.6%
Cameco Corp.	90,000	4,625,100
Chevron Corp.	42,500	6,155,700
ConocoPhillips Co.	100,000	9,917,000
Coterra Energy, Inc.	384,000	9,807,360
Kimbell Royalty Partners LP	180,000	2,921,400
		33,426,560
Pharmaceuticals - 4.2%
Merck & Co., Inc.	80,000	7,958,400
Pfizer Inc.	220,000	5,836,600
Zoetis, Inc.	47,000	7,657,710
		21,452,710
Semiconductors & Semiconductor Equipment - 4.0%
NVIDIA Corp.	150,000	20,143,500
Software - 12.1%
Adobe, Inc.(a)	18,000	8,004,240
Microsoft Corp.	80,000	33,720,000
Oracle Corp.	120,000	19,996,800
		61,721,040
Specialty Retail - 4.9%
Academy Sports & Outdoors, Inc.	90,000	5,177,700
O'Reilly Automotive, Inc.(a)	8,000	9,486,400
The Home Depot, Inc.	26,500	10,308,235
		24,972,335

The accompanying notes are an integral part of these financial statements.

5

LKCM EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology Hardware, Storage & Peripherals - 4.7%
Apple Inc.	96,000	$24,040,320
Trading Companies & Distributors - 2.7%
FTAI Aviation Ltd.	95,000	13,683,800
TOTAL COMMON STOCKS (Cost $229,438,538)		492,943,558

SHORT-TERM INVESTMENTS - 3.2%
Money Market Funds - 3.2%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 4.43%(b)	15,244,132	15,244,132
MSILF Government Portfolio - Class Institutional, 4.43%(b)	1,105,082	1,105,082
TOTAL SHORT-TERM INVESTMENTS (Cost $16,349,214)		16,349,214
TOTAL INVESTMENTS - 100.2% (Cost $245,787,752)		$509,292,772
Liabilities in Excess of Other Assets - (0.2)%		(809,613)
TOTAL NET ASSETS - 100.0%		$508,483,159

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
Investments are classified by industry pursuant to the Global Industry Classification Standard (“GICS®”) which was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

6

LKCM BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCKS - 68.6%
Aerospace & Defense - 1.1%
L3Harris Technologies, Inc.	5,850	$1,230,138
Banks - 3.8%
Bank of America Corp.	33,100	1,454,745
Cullen/Frost Bankers, Inc.	9,700	1,302,225
JPMorgan Chase & Co.	6,700	1,606,057
		4,363,027
Beverages - 2.9%
Coca-Cola Co.	21,400	1,332,364
Keurig Dr Pepper, Inc.	35,000	1,124,200
PepsiCo, Inc.	5,750	874,345
		3,330,909
Broadline Retail - 2.1%
Amazon.com, Inc.(a)	11,200	2,457,168
Capital Markets - 1.1%
Moody's Corp.	2,650	1,254,431
Chemicals - 3.3%
Air Products and Chemicals, Inc.	800	232,032
Corteva, Inc.	7,658	436,200
DuPont de Nemours, Inc.	9,658	736,422
Ecolab Inc.	3,600	843,552
Linde PLC	3,600	1,507,212
		3,755,418
Commercial Services & Supplies - 3.5%
Cintas Corp.	8,800	1,607,760
Waste Connections, Inc.	8,100	1,389,798
Waste Management, Inc.	5,250	1,059,398
		4,056,956
Construction Materials - 1.4%
Martin Marietta Materials, Inc.	3,100	1,601,150
Consumer Staples Distribution & Retail - 1.4%
Walmart, Inc.	17,300	1,563,055
Diversified Telecommunication Services - 0.8%
Verizon Communications Inc.	23,841	953,402
Electrical Equipment - 1.8%
Emerson Electric Co.	8,800	1,090,584
Rockwell Automation, Inc.	3,325	950,252
		2,040,836
Electronic Equipment, Instruments & Components - 2.0%
Teledyne Technologies, Inc.(a)	2,450	1,137,118
Trimble Inc.(a)	17,150	1,211,819
		2,348,937

	Shares	Value
Entertainment - 1.0%
Netflix, Inc.(a)	900	$802,188
Walt Disney Co.	2,800	311,780
		1,113,968
Financial Services - 1.6%
Visa, Inc. - Class A	5,650	1,785,626
Ground Transportation - 0.6%
Union Pacific Corp.	3,200	729,728
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	6,800	769,148
Alcon AG	17,900	1,519,531
		2,288,679
Health Care Providers & Services - 0.8%
UnitedHealth Group, Inc.	1,700	859,962
Household Products - 2.1%
Colgate-Palmolive Co.	13,400	1,218,194
Kimberly-Clark Corp.	5,100	668,304
Procter & Gamble Co.	3,250	544,862
		2,431,360
Industrial Conglomerates - 1.0%
Honeywell International Inc.	5,200	1,174,628
Insurance - 0.8%
Arthur J Gallagher & Co.	3,400	965,090
Interactive Media & Services - 4.0%
Alphabet Inc. - Class C	13,800	2,628,072
Meta Platforms, Inc. - Class A	3,275	1,917,545
		4,545,617
IT Services - 0.8%
Accenture PLC - Class A	2,600	914,654
Life Sciences Tools & Services - 2.1%
Danaher Corp.	5,800	1,331,390
Thermo Fisher Scientific, Inc.	2,000	1,040,460
		2,371,850
Machinery - 1.8%
Chart Industries, Inc.(a)	3,000	572,520
Fortive Corp.	9,350	701,250
IDEX Corp.	4,000	837,160
		2,110,930
Metals & Mining - 0.6%
Newmont Goldcorp Corp.	17,700	658,794
Oil, Gas & Consumable Fuels - 5.3%
Chevron Corp.	8,695	1,259,384
ConocoPhillips Co.	10,900	1,080,953
Coterra Energy, Inc.	25,000	638,500
EOG Resources, Inc.	4,450	545,481

The accompanying notes are an integral part of these financial statements.

7

LKCM BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil, Gas & Consumable Fuels - (Continued)
Exxon Mobil Corp.	12,127	$1,304,501
Kinder Morgan, Inc.	48,000	1,315,200
		6,144,019
Pharmaceuticals - 2.2%
Merck & Co., Inc.	12,500	1,243,500
Zoetis Inc.	8,026	1,307,676
		2,551,176
Professional Services - 1.0%
Broadridge Financial Solutions, Inc.	5,250	1,186,973
Semiconductors & Semiconductor Equipment - 3.3%
NVIDIA Corp.	20,000	2,685,800
QUALCOMM, Inc.	7,000	1,075,340
		3,761,140
Software - 7.4%
Adobe Inc.(a)	1,850	822,658
Microsoft Corp.	6,750	2,845,125
Oracle Corp.	11,900	1,983,016
Roper Technologies, Inc.	2,600	1,351,610
Salesforce, Inc.	4,550	1,521,201
		8,523,610
Specialty Retail - 1.5%
Home Depot, Inc.	4,500	1,750,455
Technology Hardware, Storage & Peripherals - 3.5%
Apple Inc.	15,950	3,994,199
TOTAL COMMON STOCKS (Cost $38,579,771)		78,817,885
	Par
CORPORATE BONDS - 29.7%
Aerospace & Defense - 2.0%
L3Harris Technologies, Inc., 5.40%, 07/31/2033 (Callable 04/30/2033)	$750,000	748,849
Lockheed Martin Corp., 4.50%, 02/15/2029 (Callable 01/15/2029)	785,000	776,730
RTX Corp., 5.15%, 02/27/2033 (Callable 11/27/2032)	800,000	793,819
		2,319,398
Banks - 0.8%
Cullen/Frost Bankers, Inc., 4.50%, 03/17/2027 (Callable 02/17/2027)	750,000	730,529
JPMorgan Chase & Co., 3.20%, 06/15/2026 (Callable 03/15/2026)	200,000	196,317
		926,846

	Par	Value
Beverages - 1.0%
Keurig Dr Pepper, Inc., 2.55%, 09/15/2026 (Callable 06/15/2026)	$750,000	$725,139
PepsiCo, Inc., 2.38%, 10/06/2026 (Callable 07/06/2026)	435,000	420,629
		1,145,768
Biotechnology - 1.5%
AbbVie, Inc.
3.20%, 05/14/2026 (Callable 02/14/2026)	600,000	589,661
4.95%, 03/15/2031 (Callable 01/15/2031)	250,000	250,070
Amgen, Inc.
2.60%, 08/19/2026 (Callable 05/19/2026)	450,000	435,513
5.25%, 03/02/2030 (Callable 01/02/2030)	450,000	454,382
		1,729,626
Broadline Retail - 0.8%
Amazon.com, Inc.
1.20%, 06/03/2027 (Callable 04/03/2027)	260,000	241,096
4.55%, 12/01/2027 (Callable 11/01/2027)	550,000	553,442
4.65%, 12/01/2029 (Callable 10/01/2029)	125,000	125,860
		920,398
Chemicals - 2.0%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027 (Callable 03/15/2027)	675,000	634,747
DuPont de Nemours, Inc., 4.73%, 11/15/2028 (Callable 08/15/2028)	650,000	647,325
Ecolab, Inc.
2.70%, 11/01/2026 (Callable 08/01/2026)	500,000	484,591
5.25%, 01/15/2028 (Callable 12/15/2027)	475,000	484,114
		2,250,777
Commercial Services & Supplies - 1.5%
Republic Services, Inc., 4.88%, 04/01/2029 (Callable 03/01/2029)	750,000	748,466
Waste Management, Inc.
4.63%, 02/15/2030 (Callable 12/15/2029)	500,000	495,389
4.15%, 04/15/2032 (Callable 01/15/2032)	500,000	472,793
		1,716,648

The accompanying notes are an integral part of these financial statements.

8

LKCM BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Communications Equipment - 0.6%
Cisco Systems, Inc., 5.05%, 02/26/2034 (Callable 11/26/2033)	$750,000	$748,394
Consumer Finance - 0.7%
American Express Co., 4.05%, 05/03/2029 (Callable 03/03/2029)	850,000	830,173
Consumer Staples Distribution & Retail - 1.3%
Costco Wholesale Corp., 1.38%, 06/20/2027 (Callable 04/20/2027)	690,000	641,659
Dollar Tree, Inc., 4.00%, 05/15/2025 (Callable 03/15/2025)	825,000	822,092
		1,463,751
Diversified Telecommunication Services - 0.2%
Verizon Communications Inc., 2.63%, 08/15/2026	250,000	242,673
Electric Utilities - 0.7%
Duke Energy Corp.
5.00%, 12/08/2027 (Callable 11/08/2027)	345,000	347,662
4.50%, 08/15/2032 (Callable 05/15/2032)	500,000	476,619
		824,281
Financial Services - 1.1%
Mastercard, Inc., 4.85%, 03/09/2033 (Callable 12/09/2032)	500,000	495,931
Visa Inc.
3.15%, 12/14/2025 (Callable 09/14/2025)	300,000	296,652
1.90%, 04/15/2027 (Callable 02/15/2027)	500,000	472,816
		1,265,399
Health Care Equipment & Supplies - 0.5%
Abbott Laboratories
3.88%, 09/15/2025 (Callable 06/15/2025)	255,000	253,962
3.75%, 11/30/2026 (Callable 08/30/2026)	355,000	350,911
		604,873
Household Products - 0.5%
Colgate-Palmolive Co., 3.10%, 08/15/2027 (Callable 07/15/2027)	595,000	575,710

	Par	Value
Industrial Conglomerates - 0.1%
Honeywell International, Inc., 4.88%, 09/01/2029 (Callable 08/01/2029)	$150,000	$150,962
Interactive Media & Services - 1.3%
Alphabet, Inc., 2.00%, 08/15/2026 (Callable 05/15/2026)	200,000	192,686
Meta Platforms, Inc.
3.50%, 08/15/2027 (Callable 07/15/2027)	250,000	244,440
4.60%, 05/15/2028 (Callable 04/15/2028)	250,000	250,367
4.55%, 08/15/2031 (Callable 06/15/2031)	550,000	541,166
4.75%, 08/15/2034 (Callable 05/15/2034)	250,000	243,627
		1,472,286
IT Services - 0.1%
International Business Machines Corp., 4.75%, 02/06/2033 (Callable 11/06/2032)	125,000	122,463
Life Sciences Tools & Services - 0.9%
Danaher Corp., 3.35%, 09/15/2025 (Callable 06/15/2025)	250,000	248,219
Thermo Fisher Scientific, Inc., 4.95%, 11/21/2032 (Callable 08/21/2032)	750,000	745,533
		993,752
Oil, Gas & Consumable Fuels - 3.4%
Chevron Corp., 2.00%, 05/11/2027 (Callable 03/11/2027)	400,000	378,218
ConocoPhillips Co.
6.95%, 04/15/2029	500,000	542,571
5.05%, 09/15/2033 (Callable 06/15/2033)	250,000	246,939
Devon Energy Corp., 4.50%, 01/15/2030 (Callable 01/15/2025)	500,000	484,048
Enterprise Products Operating LLC, 5.05%, 01/10/2026	100,000	100,544
EOG Resources, Inc., 4.38%, 04/15/2030 (Callable 01/15/2030)	750,000	729,572
Exxon Mobil Corp., 3.04%, 03/01/2026 (Callable 12/01/2025)	400,000	393,896
Kinder Morgan, Inc., 5.20%, 06/01/2033 (Callable 03/01/2033)	325,000	317,840

The accompanying notes are an integral part of these financial statements.

9

LKCM BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Oil, Gas & Consumable Fuels - (Continued)
ONEOK, Inc., 5.80%, 11/01/2030 (Callable 09/01/2030)	$750,000	$773,454
		3,967,082
Personal Care Products - 0.1%
Kenvue, Inc., 5.00%, 03/22/2030 (Callable 01/22/2030)	120,000	121,020
Pharmaceuticals - 1.5%
Eli Lilly & Co.
5.00%, 02/27/2026 (Callable 01/13/2025)	545,000	545,012
4.50%, 02/09/2029 (Callable 01/09/2029)	575,000	571,933
Zoetis Inc., 4.50%, 11/13/2025 (Callable 08/13/2025)	600,000	599,654
		1,716,599
Semiconductors & Semiconductor Equipment - 1.0%
Broadcom, Inc., 5.05%, 07/12/2029 (Callable 06/12/2029)	250,000	250,961
Intel Corp., 3.70%, 07/29/2025 (Callable 04/29/2025)	500,000	496,804
NVIDIA Corp., 3.20%, 09/16/2026 (Callable 06/16/2026)	400,000	392,558
		1,140,323
Software - 2.9%
Adobe, Inc., 4.80%, 04/04/2029 (Callable 03/04/2029)	850,000	854,772
Intuit, Inc.
5.13%, 09/15/2028 (Callable 08/15/2028)	550,000	558,363
5.20%, 09/15/2033 (Callable 06/15/2033)	275,000	275,617
Microsoft Corp., 3.13%, 11/03/2025 (Callable 08/03/2025)	230,000	227,687
Oracle Corp.
4.65%, 05/06/2030 (Callable 03/06/2030)	220,000	216,942
4.90%, 02/06/2033 (Callable 11/06/2032)	750,000	730,797
Roper Technologies, Inc., 4.90%, 10/15/2034 (Callable 07/15/2034)	500,000	481,018
		3,345,196
Specialized REITs - 0.6%
American Tower Corp.
3.38%, 10/15/2026 (Callable 07/15/2026)	635,000	620,705

	Par	Value
5.80%, 11/15/2028 (Callable 10/15/2028)	$75,000	$77,065
		697,770
Specialty Retail - 2.4%
Home Depot, Inc.
2.80%, 09/14/2027 (Callable 06/14/2027)	500,000	479,180
4.90%, 04/15/2029 (Callable 03/15/2029)	220,000	222,012
Lowe's Cos., Inc., 2.50%, 04/15/2026 (Callable 01/15/2026)	800,000	779,986
O'Reilly Automotive, Inc.
4.20%, 04/01/2030 (Callable 01/01/2030)	500,000	481,033
4.70%, 06/15/2032 (Callable 03/15/2032)	250,000	242,019
Tractor Supply Co., 5.25%, 05/15/2033 (Callable 02/15/2033)	500,000	500,550
		2,704,780
Wireless Telecommunications Carriers (except Satellite) - 0.2%
T-Mobile USA, Inc.
3.75%, 04/15/2027 (Callable 02/15/2027)	100,000	97,715
4.75%, 02/01/2028 (Callable 01/13/2025)	100,000	99,420
		197,135
TOTAL CORPORATE BONDS (Cost $34,850,983)		34,194,083
	Shares
REAL ESTATE INVESTMENT TRUSTS - 0.9%
Specialized REITs - 0.9%
American Tower Corp.	5,500	1,008,755
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $946,791)		1,008,755
SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
Invesco Short-Term Investments Trust - Government & Agency Portfolio -Institutional Shares , 4.43%(b)	726,921	726,921
TOTAL SHORT-TERM INVESTMENTS (Cost $726,921)		726,921
TOTAL INVESTMENTS - 99.8% (Cost $75,104,466)		$114,747,644
Other Assets in Excess of Liabilities - 0.2%		175,126
TOTAL NET ASSETS - 100.0%		$114,922,770

The accompanying notes are an integral part of these financial statements.

10

LKCM BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)
Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
Investments are classified by industry pursuant to the Global Industry Classification Standard (“GICS®”) which was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

11

LKCM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Par	Value
CORPORATE BONDS - 65.1%
Aerospace & Defense - 5.9%
L3Harris Technologies, Inc.
5.05%, 06/01/2029 (Callable 05/01/2029)	$4,000,000	$4,000,621
5.40%, 07/31/2033 (Callable 04/30/2033)	5,525,000	5,516,522
RTX Corp.
5.75%, 01/15/2029 (Callable 12/15/2028)	4,000,000	4,130,531
5.15%, 02/27/2033 (Callable 11/27/2032)	2,750,000	2,728,752
		16,376,426
Banks - 3.6%
Bank of America Corp., 4.45%, 03/03/2026	2,000,000	1,992,699
Cullen/Frost Bankers, Inc., 4.50%, 03/17/2027 (Callable 02/17/2027)	3,942,000	3,839,660
JPMorgan Chase & Co.
3.30%, 04/01/2026 (Callable 01/01/2026)	3,500,000	3,448,576
3.20%, 06/15/2026 (Callable 03/15/2026)	636,000	624,289
		9,905,224
Beverages - 0.8%
Keurig Dr Pepper, Inc., 2.55%, 09/15/2026 (Callable 06/15/2026)	2,225,000	2,151,244
Biotechnology - 3.0%
AbbVie, Inc., 4.95%, 03/15/2031 (Callable 01/15/2031)	4,000,000	4,001,116
Amgen, Inc.
2.60%, 08/19/2026 (Callable 05/19/2026)	1,000,000	967,807
5.25%, 03/02/2033 (Callable 12/02/2032)	3,500,000	3,477,164
		8,446,087
Chemicals - 0.9%
Ecolab, Inc.
2.70%, 11/01/2026 (Callable 08/01/2026)	2,000,000	1,938,364
4.80%, 03/24/2030 (Callable 12/24/2029)	500,000	500,892
		2,439,256
Commercial Services & Supplies - 1.7%
Republic Services, Inc., 5.00%, 04/01/2034 (Callable 01/01/2034)	2,500,000	2,440,365
Waste Management, Inc., 4.63%, 02/15/2030 (Callable 12/15/2029)	2,370,000	2,348,145
		4,788,510

	Par	Value
Consumer Finance - 0.7%
American Express Co., 4.20%, 11/06/2025 (Callable 10/06/2025)	$2,000,000	$1,996,190
Consumer Staples Distribution & Retail - 1.1%
Dollar Tree, Inc., 4.00%, 05/15/2025 (Callable 03/15/2025)	3,000,000	2,989,425
Containers & Packaging - 1.5%
Ball Corp., 5.25%, 07/01/2025	4,252,000	4,264,028
Crude Petroleum Extraction - 1.1%
Enterprise Products Operating LLC, 3.75%, 02/15/2025 (Callable 02/02/2025)	2,963,000	2,958,914
Diversified Telecommunication Services - 3.2%
AT&T, Inc., 4.25%, 03/01/2027 (Callable 12/01/2026)	4,235,000	4,197,507
Verizon Communications, Inc.
4.13%, 03/16/2027	2,000,000	1,977,820
2.10%, 03/22/2028 (Callable 01/22/2028)	3,000,000	2,760,361
		8,935,688
Electric Utilities - 0.7%
Duke Energy Corp., 4.50%, 08/15/2032 (Callable 05/15/2032)	2,000,000	1,906,477
Electrical Equipment - 2.7%
Emerson Electric Co., 3.15%, 06/01/2025 (Callable 03/01/2025)	7,500,000	7,463,690
Electronic Equipment, Instruments & Components - 1.9%
Trimble, Inc., 6.10%, 03/15/2033 (Callable 12/15/2032)	5,000,000	5,194,996
Food Products - 0.5%
Kraft Heinz Food Co., 4.63%, 01/30/2029 (Callable 10/30/2028)	1,353,000	1,339,704
Ground Transportation - 1.5%
Union Pacific Corp.
3.25%, 01/15/2025	1,295,000	1,294,251
3.75%, 07/15/2025 (Callable 05/15/2025)	3,025,000	3,012,068
		4,306,319
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories
2.95%, 03/15/2025 (Callable 02/02/2025)	3,925,000	3,911,799

The accompanying notes are an integral part of these financial statements.

12

LKCM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Health Care Equipment & Supplies - (Continued)
4.75%, 11/30/2036 (Callable 05/30/2036)	$200,000	$193,438
		4,105,237
Health Care Providers & Services - 3.4%
CVS Health Corp.
3.75%, 04/01/2030 (Callable 01/01/2030)	2,000,000	1,832,458
5.30%, 06/01/2033 (Callable 03/01/2033)	4,000,000	3,837,010
UnitedHealth Group, Inc., 4.25%, 01/15/2029 (Callable 12/15/2028)	4,000,000	3,920,144
		9,589,612
Hotels, Restaurants & Leisure - 0.9%
McDonald's Corp., 3.50%, 07/01/2027 (Callable 05/01/2027)	2,500,000	2,436,550
Interactive Media & Services - 1.8%
Meta Platforms, Inc.
4.80%, 05/15/2030 (Callable 03/15/2030)	2,950,000	2,976,283
4.75%, 08/15/2034 (Callable 05/15/2034)	2,000,000	1,949,019
		4,925,302
Life Sciences Tools & Services - 3.4%
Danaher Corp., 3.35%, 09/15/2025 (Callable 06/15/2025)	5,500,000	5,460,821
Thermo Fisher Scientific, Inc., 5.09%, 08/10/2033 (Callable 05/10/2033)	4,000,000	3,980,637
		9,441,458
Oil, Gas & Consumable Fuels - 8.0%
Chevron Corp., 2.95%, 05/16/2026 (Callable 02/16/2026)	1,870,000	1,834,690
ConocoPhillips Co., 5.05%, 09/15/2033 (Callable 06/15/2033)	2,000,000	1,975,511
Devon Energy Corp., 4.50%, 01/15/2030 (Callable 01/15/2025)	4,000,000	3,872,388
Kinder Morgan, Inc., 5.20%, 06/01/2033 (Callable 03/01/2033)	7,300,000	7,139,175
ONEOK, Inc.
6.35%, 01/15/2031 (Callable 10/15/2030)	2,000,000	2,105,553
6.05%, 09/01/2033 (Callable 06/01/2033)	5,000,000	5,149,083
		22,076,400

	Par	Value
Other Management Consulting Services - 0.7%
Accenture Capital, Inc., 4.50%, 10/04/2034 (Callable 07/04/2034)	$2,000,000	$1,901,572
Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp., 3.70%, 07/29/2025 (Callable 04/29/2025)	2,250,000	2,235,619
Software - 7.2%
Adobe, Inc., 4.80%, 04/04/2029 (Callable 03/04/2029)	700,000	703,930
Intuit, Inc., 5.20%, 09/15/2033 (Callable 06/15/2033)	7,500,000	7,516,819
Oracle Corp.
2.65%, 07/15/2026 (Callable 04/15/2026)	2,000,000	1,940,950
6.15%, 11/09/2029 (Callable 09/09/2029)	3,000,000	3,147,383
4.90%, 02/06/2033 (Callable 11/06/2032)	3,000,000	2,923,188
Roper Technologies, Inc., 4.90%, 10/15/2034 (Callable 07/15/2034)	4,000,000	3,848,144
		20,080,414
Specialized REITs - 2.4%
American Tower Corp.
3.38%, 10/15/2026 (Callable 07/15/2026)	4,030,000	3,939,274
4.05%, 03/15/2032 (Callable 12/15/2031)	3,000,000	2,785,075
		6,724,349
Specialty Retail - 4.2%
Lowe’s Cos., Inc., 2.50%, 04/15/2026 (Callable 01/15/2026)	1,000,000	974,982
O'Reilly Automotive, Inc.
4.35%, 06/01/2028 (Callable 03/01/2028)	675,000	663,314
4.20%, 04/01/2030 (Callable 01/01/2030)	2,325,000	2,236,804
4.70%, 06/15/2032 (Callable 03/15/2032)	2,750,000	2,662,209
Tractor Supply Co.,5.25%, 05/15/2033 (Callable 02/15/2033)	5,000,000	5,005,504
		11,542,813
TOTAL CORPORATE BONDS (Cost $182,899,760)		180,521,504
U.S. GOVERNMENT SPONSORED ENTITIES - 22.0%
Federal Home Loan Banks
3.00%, 01/27/2025	2,200,000	2,197,816
4.00%, 04/14/2025(a)	5,000,000	4,993,536

The accompanying notes are an integral part of these financial statements.

13

LKCM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
U.S. GOVERNMENT SPONSORED ENTITIES - (Continued)
3.25%, 06/09/2025 (Callable 03/09/2025)	$1,000,000	$994,892
1.75%, 10/28/2025 (Callable 01/28/2025)(a)	3,000,000	2,944,202
4.50%, 11/12/2025(a)	1,505,000	1,506,795
0.75%, 01/27/2026(a)	3,000,000	2,889,657
2.25%, 02/17/2026 (Callable 02/17/2025)(a)	2,500,000	2,461,431
2.38%, 03/13/2026	3,575,000	3,495,915
1.25%, 03/30/2026 (Callable 03/30/2025)(a)	3,000,000	2,909,914
2.00%, 05/26/2026(a)	2,500,000	2,421,663
1.50%, 10/28/2026 (Callable 01/28/2025)(a)	3,000,000	2,897,008
1.25%, 11/10/2026 (Callable 11/10/2025)	3,000,000	2,836,939
2.13%, 01/25/2027 (Callable 01/25/2025)(a)	2,500,000	2,425,631
4.00%, 03/10/2027 (Callable 03/10/2025)(a)	3,150,000	3,142,573
4.00%, 05/24/2027 (Callable 02/24/2025)(a)	2,650,000	2,641,807
4.50%, 09/29/2027	1,750,000	1,758,458
1.00%, 01/27/2028(a)	4,000,000	3,618,242
1.75%, 11/16/2028 (Callable 02/16/2025)(a)	3,000,000	2,775,735
2.82%, 06/27/2029 (Callable 01/09/2025)	4,000,000	3,715,903
1.50%, 09/30/2031 (Callable 03/30/2025)(a)	3,000,000	2,613,027
2.00%, 12/15/2033 (Callable 03/15/2025)(a)	2,500,000	2,154,092
Federal Home Loan Mortgage Corp, 0.75%, 05/28/2025	3,500,000	3,450,334
TOTAL U.S. GOVERNMENT SPONSORED ENTITIES (Cost $63,368,442)		60,845,570
U.S. GOVERNMENT ISSUES - 9.0%
United States Treasury Note/Bond
4.63%, 06/30/2025	2,000,000	2,004,910
5.00%, 08/31/2025	4,000,000	4,019,571
4.25%, 01/31/2026	2,000,000	2,000,352
4.63%, 11/15/2026	500,000	503,311
4.13%, 09/30/2027	400,000	398,437
4.00%, 10/31/2029	2,000,000	1,966,445
4.13%, 11/15/2032	8,500,000	8,292,480
4.50%, 11/15/2033	3,000,000	2,987,812
4.00%, 02/15/2034	3,000,000	2,873,555
TOTAL U.S. GOVERNMENT ISSUES (Cost $25,727,570)		25,046,873

	Par	Value
U.S. TREASURY SECURITIES - 1.8%
United States Treasury Note/Bond
4.50%, 05/15/2027	$2,300,000	$2,311,590
5.38%, 02/15/2031	2,500,000	2,621,973
TOTAL U.S. TREASURY SECURITIES (Cost $4,868,677)		4,933,563
	Shares
SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 4.43%(b)	3,092,187	3,092,187
TOTAL SHORT-TERM INVESTMENTS (Cost $3,092,187)		3,092,187
TOTAL INVESTMENTS - 99.0% (Cost $279,956,636)		$274,439,697
Other Assets in Excess of Liabilities - 1.0%		2,682,679
TOTAL NET ASSETS - 100.0%		$277,122,376

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)	Step coupon bond. The rate disclosed is as of December 31, 2024.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
Investments are classified by industry pursuant to the Global Industry Classification Standard (“GICS®”) which was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

14

LKCM INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCKS - 97.2%
Australia - 3.7%
Biotechnology - 2.1%
CSL Ltd.	7,143	$1,246,102
Capital Markets - 0.9%
Macquarie Group Ltd.	4,007	548,009
Metals & Mining - 0.7%
BHP Billiton Ltd.	18,232	444,765
Total Australia		2,238,876
Canada - 6.4%
Banks - 2.5%
Royal Bank of Canada	12,691	1,530,212
Oil, Gas & Consumable Fuels - 3.9%
Cameco Corp.	22,693	1,166,816
Canadian Natural Resources Ltd.	37,911	1,170,469
		2,337,285
Total Canada		3,867,497
Finland - 1.9%
Banks - 1.9%
Nordea Bank Abp	105,105	1,144,923
France - 13.0%
Aerospace & Defense - 2.4%
Safran SA	6,500	1,424,201
Chemicals - 2.7%
Air Liquide SA	9,874	1,605,116
Electrical Equipment - 2.5%
Schneider Electric SA	6,138	1,528,093
IT Services - 1.8%
Capgemini SE	6,766	1,105,076
Personal Care Products - 1.7%
L’Oreal SA	2,913	1,031,212
Textiles, Apparel & Luxury Goods - 1.9%
LVMH Moet Hennessy Louis Vuitton SE	1,737	1,142,588
Total France		7,836,286
Germany - 12.1%
Diversified Telecommunication Services - 2.9%
Deutsche Telekom AG	58,438	1,750,985
Insurance - 2.5%
Allianz SE	4,862	1,494,401
Semiconductors & Semiconductor Equipment - 2.0%
Infineon Technologies AG	36,500	1,191,425

	Shares	Value
Software - 2.8%
SAP SE	6,889	$1,694,518
Textiles, Apparel & Luxury Goods - 1.9%
Adidas AG	4,750	1,168,332
Total Germany		7,299,661
Italy - 0.8%
Textiles, Apparel & Luxury Goods - 0.8%
Moncler SpA	9,372	494,754
Japan - 4.4%
Building Products - 1.2%
Daikin Industries Ltd.	6,126	714,787
Electrical Equipment - 1.8%
NIDEC CORP	60,842	1,092,823
Insurance - 1.4%
Tokio Marine Holdings, Inc.	24,009	861,638
Total Japan		2,669,248
Netherlands - 10.0%
Banks - 2.3%
ING Groep NV	88,756	1,390,949
Capital Markets - 2.8%
Euronext NV(a)	14,878	1,669,120
Professional Services - 2.4%
Wolters Kluwer NV	8,750	1,453,764
Semiconductors & Semiconductor Equipment - 2.5%
ASML Holding NV	2,171	1,520,645
Total Netherlands		6,034,478
Norway - 1.9%
Diversified Telecommunication Services - 1.9%
Telenor ASA	103,807	1,158,192
Spain - 2.6%
Machinery - 2.6%
Fluidra SA	63,820	1,553,806
Sweden - 2.4%
Financial Services - 0.9%
Investor AB(b)	20,900	553,577
Hotels, Restaurants & Leisure - 1.5%
Evolution AB(a)	11,846	913,514
Total Sweden		1,467,091
Switzerland - 9.6%
Capital Markets - 2.1%
Julius Baer Group Ltd.	19,807	1,284,907

The accompanying notes are an integral part of these financial statements.

15

LKCM INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Switzerland - (Continued)
Electrical Equipment - 2.1%
ABB Ltd.	23,792	$1,284,733
Health Care Equipment & Supplies - 2.7%
Alcon AG	18,908	1,603,163
Life Sciences Tools & Services - 2.7%
Lonza Group AG	2,756	1,626,698
Total Switzerland		5,799,501
United Kingdom - 25.8%(c)
Aerospace & Defense - 2.1%
BAE Systems PLC	90,023	1,291,399
Banks - 2.9%
Barclays PLC	513,737	1,718,543
Beverages - 1.7%
Diageo PLC	31,382	997,247
Commercial Services & Supplies - 2.2%
Rentokil Initial PLC	267,905	1,337,234
Electronic Equipment, Instruments & Components - 1.1%
Halma PLC	18,971	636,454
Hotels, Restaurants & Leisure - 4.8%
Compass Group PLC	45,674	1,519,723
InterContinental Hotels Group PLC	11,125	1,384,206
		2,903,929
Oil, Gas & Consumable Fuels - 2.3%
Shell PLC	44,956	1,401,316
Personal Care Products - 4.2%
Haleon PLC	202,212	953,456
Unilever PLC	27,510	1,563,127
		2,516,583
Software - 2.6%
Sage Group PLC	100,140	1,591,064
Trading Companies & Distributors - 1.9%
Ashtead Group PLC	18,538	1,146,905
Total United Kingdom		15,540,674
United States - 2.6%
Construction Materials - 2.6%
CRH PLC	16,771	1,551,653
TOTAL COMMON STOCKS (Cost $49,518,116)		58,656,640

	Shares	Value
PREFERRED STOCKS - 1.5%
Germany - 1.5%
Life Sciences Tools & Services - 1.5%
Sartorius AG 0.00%,	4,070	$904,492
TOTAL PREFERRED STOCKS (Cost $1,304,702)		904,492
SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 4.43%(d)	671,459	671,459
TOTAL SHORT-TERM INVESTMENTS (Cost $671,459)		671,459
TOTAL INVESTMENTS - 99.8% (Cost $51,494,277)		$60,232,591
Other Assets in Excess of Liabilities - 0.2%		96,267
TOTAL NET ASSETS - 100.0%		$60,328,858

Percentages are stated as a percent of net assets.
AB - Aktiebolag
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae
SpA - Societa per Azioni
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $2,582,634 or 4.3% of the Fund’s net assets.

(b)	Non-income producing security.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
Investments are classified by industry pursuant to the Global Industry Classification Standard (“GICS®”) which was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

16

LKCM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

	LKCM Small Cap Equity Fund	LKCM Small-Mid Cap Equity Fund	LKCM Equity Fund	LKCM Balanced Fund	LKCM Fixed Income Fund	LKCM International Equity Fund
Assets
Investments, at value*	$282,692,147	$39,055,033	$509,292,772	$114,747,644	$274,439,697	$60,232,591
Dividends and interest receivable	124,572	22,414	330,690	435,134	2,959,496	218,475
Receivable for Fund shares sold	770,854	—	15,397	685	—	—
Prepaid expenses and other assets	26,030	10,347	16,027	9,896	13,726	5,903
Total assets	283,613,603	39,087,794	509,654,886	115,193,359	277,412,919	60,456,969
Liabilities
Payable for investment advisory fees	497,867	40,350	734,107	149,070	175,559	88,327
Payable for administrative fees	24,304	5,422	42,935	10,964	24,468	7,319
Payable for accounting and transfer agent fees and expenses	20,326	6,557	34,581	11,018	19,950	9,064
Payable for trustees’ fees and officer compensation (Note B)	3,876	400	8,927	2,134	5,094	1,137
Payable for professional fees	36,829	13,970	67,032	24,414	43,315	17,229
Payable for custody fees and expenses	5,052	934	9,077	2,090	4,734	4,713
Payable for reports to shareholders	1,829	282	2,564	954	1,160	308
Payable for Fund shares redeemed	9,429	—	272,387	69,795	15,500	—
Accrued expenses and other liabilities	61	8	117	150	763	14
Total liabilities	599,573	67,923	1,171,727	270,589	290,543	128,111
Commitments and Contingencies (Note A)
Net assets	$283,014,030	$39,019,871	$508,483,159	$114,922,770	$277,122,376	$60,328,858
Net Assets Consist of:
Paid-in capital	$193,462,667	$28,707,622	$227,378,872	$75,255,772	$286,552,632	$53,807,026
Total distributable earnings	89,551,363	10,312,249	281,104,287	39,666,998	(9,430,256)	6,521,832
Net assets	$283,014,030	$39,019,871	$508,483,159	$114,922,770	$277,122,376	$60,328,858
Shares of beneficial interest outstanding (unlimited shares of no par value authorized)	13,456,966	3,406,198	13,786,012	4,165,985	26,749,147	4,602,856
Net asset value per share (offering and redemption price)	$21.03	$11.46	$36.88	$27.59	$10.36	$13.11
* Cost of Investments	$193,159,652	$28,548,128	$245,787,752	$75,104,466	$279,956,636	$51,494,277

The accompanying notes are an integral part of these financial statements.

17

LKCM FUNDS
STATEMENTS OF OPERATIONS
December 31, 2024

	LKCM Small Cap Equity Fund	LKCM Small-Mid Cap Equity Fund	LKCM Equity Fund	LKCM Balanced Fund	LKCM Fixed Income Fund	LKCM International Equity Fund
Investment Income:
Dividends*	$1,860,193	$201,511	$6,292,512	$1,137,501	$—	$1,389,326
Interest	781,955	88,599	512,506	1,183,969	9,834,327	88,120
Total investment income	2,642,148	290,110	6,805,018	2,321,470	9,834,327	1,477,446
Expenses:
Investment advisory fees (Note B)	1,967,460	256,313	3,619,177	753,744	1,401,125	562,561
Administrative fees	271,601	67,223	497,636	131,578	289,756	79,077
Accounting and transfer agent fees and expenses	195,647	78,860	338,737	130,885	212,220	100,239
Professional fees	118,415	24,521	226,013	59,417	131,202	37,377
Trustees’ fees and officer compensation (Note B)	123,808	14,349	268,242	61,899	154,325	32,570
Federal and state registration	49,870	28,121	55,679	18,305	32,488	16,483
Custody fees and expenses	31,116	7,657	57,493	13,431	32,282	29,748
Reports to shareholders	10,063	2,278	10,015	4,324	8,440	2,632
Other	7,946	740	19,599	5,013	11,353	2,070
Total expenses	2,775,926	480,062	5,092,591	1,178,596	2,273,191	862,757
Less, expense waiver and/or reimbursement (Note B)	(152,646)	(138,311)	(956,389)	(250,912)	(872,067)	(237,688)
Net expenses	2,623,280	341,751	4,136,202	927,684	1,401,124	625,069
Net investment income (loss)	18,868	(51,641)	2,668,816	1,393,786	8,433,203	852,377
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$19,792,543	$(10,246)	$51,295,433	$3,901,702	$(1,889,890)	$966,096
Foreign currency translation	—	—	—	—	—	(14,315)
Net change in unrealized appreciation (depreciation) on:
Investments	18,672,498	4,941,304	15,478,919	6,701,230	1,750,631	1,122,977
Foreign currency translation	—	—	(313)	(73)	—	(16,404)
Net Realized and Unrealized Gain (Loss)	38,465,041	4,931,058	66,774,039	10,602,859	(139,259)	2,058,354
Net Increase (Decrease) in Net Assets Resulting from Operations	$38,483,909	$4,879,417	$69,442,855	$11,996,645	$8,293,944	$2,910,731
* Net of foreign taxes withheld and/or issuance fees	$39,264	$853	$22,815	$2,230	$—	$161,901

The accompanying notes are an integral part of these financial statements.

18

LKCM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	LKCM Small Cap Equity Fund		LKCM Small-Mid Cap Equity Fund
	Year Ended December 31,		Year Ended December 31,
	2024	2023	2024	2023
Operations:
Net investment gain (loss)	$18,868	$(165,518)	$(51,641)	$(5,872)
Net realized gain (loss)	19,792,543	5,580,782	(10,246)	(184,433)
Net change in unrealized appreciation	18,672,498	35,113,618	4,941,304	5,055,154
Net increase in net assets resulting from operations	38,483,909	40,528,882	4,879,417	4,864,849
Net Dividends and Distributions to Shareholders
Capital Gain Distribution	(19,098,420)	(6,260,272)	—	—
Net Dividends and Distributions to Shareholders	(19,098,420)	(6,260,272)	—	—
Net increase in net assets from
Fund share transactions (Note C)	32,078,444	27,242,557	5,646,683	8,395,246
Total increase in net assets	51,463,933	61,511,167	10,526,100	13,260,095
Net Assets:
Beginning of year	231,550,097	170,038,930	28,493,771	15,233,676
End of year	$283,014,030	$231,550,097	$39,019,871	$28,493,771

The accompanying notes are an integral part of these financial statements.

19

LKCM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	LKCM Equity Fund		LKCM Balanced Fund
	Year Ended December 31,		Year Ended December 31,
	2024	2023	2024	2023
Operations:
Net investment income	$2,668,816	$4,364,687	$1,393,786	$1,225,184
Net realized gain	51,295,433	1,256,854	3,901,702	2,484,536
Net change in unrealized appreciation	15,478,606	50,924,521	6,701,157	7,619,477
Net increase in net assets resulting from operations	69,442,855	56,546,062	11,996,645	11,329,197
Net Dividends and Distributions to Shareholders
Investment income	(2,500,301)	(4,375,883)	(1,364,595)	(1,238,189)
Capital Gain Distribution	(30,192,384)	(2,741,827)	(3,782,676)	(2,673,192)
Net Dividends and Distributions to Shareholders	(32,692,685)	(7,117,710)	(5,147,271)	(3,911,381)
Net decrease in net assets from
Fund share transactions (Note C)	(22,943,692)	(15,393,523)	(5,593,729)	(2,496,735)
Total increase in net assets	13,806,478	34,034,829	1,255,645	4,921,081
Net Assets:
Beginning of year	494,676,681	460,641,852	113,667,125	108,746,044
End of year	$ 508,483,159	$494,676,681	$114,922,770	$113,667,125

The accompanying notes are an integral part of these financial statements.

20

LKCM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	LKCM Fixed Income Fund		LKCM International Equity Fund
	Year Ended December 31,		Year Ended December 31,
	2024	2023	2024	2023
Operations:
Net investment income	$8,433,203	$6,489,076	$852,377	$890,446
Net realized gain (loss)	(1,889,890)	(1,597,482)	951,781	(1,257,811)
Net change in unrealized appreciation	1,750,631	8,670,167	1,106,573	8,085,267
Net increase in net assets resulting from operations	8,293,944	13,561,761	2,910,731	7,717,902
Net Dividends and Distributions to Shareholders:
Investment income	(8,412,958)	(6,485,802)	(834,475)	(862,131)
Net Dividends and Distributions to Shareholders	(8,412,958)	(6,485,802)	(834,475)	(862,131)
Net increase (decrease) in net assets from
Fund share transactions (Note C)	(9,250,785)	4,029,672	(1,992,887)	8,380,677
Total increase (decrease) in net assets	(9,369,799)	11,105,631	83,369	15,236,448
Net Assets:
Beginning of year	286,492,175	275,386,544	60,245,489	45,009,041
End of year	$ 277,122,376	$286,492,175	$60,328,858	$60,245,489

The accompanying notes are an integral part of these financial statements.

21

LKCM Small Cap Equity Fund
FINANCIAL HIGHLIGHTS
Selected data for each share of capital stock outstanding

	Year Ended December 31
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$19.53	$16.37	$21.54	$21.77	$16.78
Income (loss) from investment operations:
Net investment income (loss)	—(1)	(0.01)(1)	(0.04)(1)	(0.08)(1)	(0.02)(1)
Net realized and unrealized gains (losses)	3.03	3.71	(4.73)	3.23	5.85
Total from investment operations	3.03	3.70	(4.77)	3.15	5.83
Less distributions:
From realized capital gain distribution	(1.53)	(0.54)	(0.40)	(3.38)	(0.84)
Total distributions	(1.53)	(0.54)	(0.40)	(3.38)	(0.84)
Redemption fees	0.00(2)	—	—	—	—
Net asset value, end of period	$21.03	$19.53	$16.37	$21.54	$21.77
Total return	15.45%	22.57%	−22.11%	14.49%	34.79%
Ratios and Supplemental Data:
Net assets, end of period ($000’s)	$283,014	$231,550	$170,039	$229,199	$202,678
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	1.06%	1.07%	1.07%	1.03%	1.07%
After expense waiver and/or reimbursement	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets:
Before expense waiver and/or reimbursement	(0.05)%	(0.15)%	(0.30)%	(0.35)%	(0.20)%
After expense waiver and/or reimbursement	0.01%	(0.08)%	(0.23)%	(0.32)%	(0.13)%
Portfolio turnover rate	29%	28%	42%	42%	60%

(1)	Net investment income (loss) per share represents net investment loss divided by the average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

22

LKCM Small-Mid Cap Equity Fund
FINANCIAL HIGHLIGHTS
Selected data for each share of capital stock outstanding

	Year Ended December 31
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.91	$7.88	$10.97	$11.15	$9.09
Income (loss) from investment operations:
Net investment income (loss)	(0.02)(1)	(0.00)(1)	(0.01)(1)	(0.06)(1)	(0.02)(1)
Net realized and unrealized gains (losses)	1.57	2.03	(2.43)	1.77	2.80
Total from investment operations	1.55	2.03	(2.44)	1.71	2.78
Less distributions:
From realized capital gain distribution	—	—	(0.65)	(1.89)	(0.72)
Total distributions	—	—	(0.65)	(1.89)	(0.72)
Redemption fees	0.00(2)	0.00(2)	—	—	—
Net asset value, end of period	$11.46	$9.91	$7.88	$10.97	$11.15
Total return	15.64%	25.76%	−22.12%	15.37%	30.66%
Ratios and Supplemental Data:
Net assets, end of period ($000’s)	$39,020	$28,494	$15,234	$14,355	$15,108
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	1.40%	1.74%	1.80%	1.74%	1.98%
After expense waiver and/or reimbursement	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets:
Before expense waiver and/or reimbursement	(0.56)%	(0.77)%	(0.92)%	(1.23)%	(1.25)%
After expense waiver and/or reimbursement	(0.15)%	(0.03)%	(0.11)%	(0.49)%	(0.27)%
Portfolio turnover rate	31%	32%	50%	50%	76%

(1)	Net investment income (loss) per share represents net investment loss divided by the average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

23

LKCM EQUITY FUND
FINANCIAL HIGHLIGHTS
Selected data for each share of capital stock outstanding

	Year Ended December 31
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$34.41	$30.99	$38.69	$33.74	$29.02
Income (loss) from investment operations:
Net investment income	0.19(1)	0.30(1)	0.31(1)	0.16(1)	0.17(1)
Net realized and unrealized gains (losses)	4.79	3.62	(6.31)	7.43	6.44
Total from investment operations	4.98	3.92	(6.00)	7.59	6.61
Less distributions:
From net investment income	(0.19)	(0.31)	(0.30)	(0.17)	(0.17)
From realized capital gain distribution	(2.32)	(0.19)	(1.40)	(2.47)	(1.72)
Total distributions	(2.51)	(0.50)	(1.70)	(2.64)	(1.89)
Redemption fees	0.00(2)	—	0.00(2)	—	—
Net asset value, end of period	$36.88	$34.41	$30.99	$38.69	$33.74
Total return	14.44%	12.65%	−15.44%	22.48%	22.83%
Ratios and Supplemental Data:
Net assets, end of period ($000’s)	$508,483	$494,677	$460,642	$542,696	$449,653
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	0.98%	1.00%	0.97%	0.96%	0.98%
After expense waiver and/or reimbursement	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets:
Before expense waiver and/or reimbursement	0.33%	0.73%	0.74%	0.27%	0.37%
After expense waiver and/or reimbursement	0.52%	0.93%	0.91%	0.43%	0.55%
Portfolio turnover rate	9%	10%	11%	11%	10%

(1)	Net investment income (loss) per share represents net investment loss divided by the average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

24

LKCM BALANCED FUND
FINANCIAL HIGHLIGHTS
Selected data for each share of capital stock outstanding

	Year Ended December 31
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$26.00	$24.29	$29.21	$26.76	$24.22
Income (loss) from investment operations:
Net investment income	0.33(1)	0.28(1)	0.26(1)	0.20(1)	0.24(1)
Net realized and unrealized gains (losses)	2.53	2.34	(4.30)	3.54	3.42
Total from investment operations	2.86	2.62	(4.04)	3.74	3.66
Less distributions:
From net investment income	(0.33)	(0.29)	(0.27)	(0.20)	(0.24)
From realized capital gain distribution	(0.94)	(0.62)	(0.61)	(1.09)	(0.88)
Total distributions	(1.27)	(0.91)	(0.88)	(1.29)	(1.12)
Redemption fees	0.00(2)	0.00(2)	0.00(2)	—	—
Net asset value, end of period	$27.59	$26.00	$24.29	$29.21	$26.76
Total return	10.99%	10.84%	−13.84%	14.01%	15.28%
Ratios and Supplemental Data:
Net assets, end of period ($000’s)	$114,923	$113,667	$108,746	$144,901	$125,507
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	1.02%	1.04%	0.99%	0.96%	0.99%
After expense waiver and/or reimbursement	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets:
Before expense waiver and/or reimbursement	0.99%	0.87%	0.82%	0.53%	0.78%
After expense waiver and/or reimbursement	1.20%	1.11%	1.01%	0.69%	0.97%
Portfolio turnover rate	15%	11%	13%	11%	18%

(1)	Net investment income (loss) per share represents net investment loss divided by the average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

25

LKCM FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
Selected data for each share of capital stock outstanding

	Year Ended December 31
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.36	$10.10	$10.87	$11.19	$10.92
Income (loss) from investment operations:
Net investment income	0.31(1)	0.24(1)	0.16(1)	0.15(1)	0.19(1)
Net realized and unrealized gains (losses)	0.00	0.26	(0.77)	(0.32)	0.27
Total from investment operations	0.31	0.50	(0.61)	(0.17)	0.46
Less distributions:
From net investment income	(0.31)	(0.24)	(0.15)	(0.15)	(0.19)
From realized capital gain distribution	—	—	(0.01)	(0.00) (2)	—
Total distributions	(0.31)	(0.24)	(0.16)	(0.15)	(0.19)
Redemption fees	—	0.00(2)	—	—	—
Net asset value, end of period	$10.36	$10.36	$10.10	$10.87	$11.19
Total return	3.06%	4.98%	−5.63%	−1.54%	4.29%
Ratios and Supplemental Data:
Net assets, end of period ($000’s)	$277,122	$286,492	$275,387	$295,745	$289,857
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	0.81%	0.81%	0.79%	0.78%	0.79%
After expense waiver and/or reimbursement	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets:
Before expense waiver and/or reimbursement	2.70%	2.02%	1.25%	1.05%	1.46%
After expense waiver and/or reimbursement	3.01%	2.33%	1.54%	1.33%	1.75%
Portfolio turnover rate	25%	23%	21%	31%	46%

(1)	Net investment income (loss) per share represents net investment loss divided by the average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

26

LKCM INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
Selected data for each share of capital stock outstanding

	Year Ended December 31
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.68	$11.08	$14.50	$12.44	$10.89
Income (loss) from investment operations:
Net investment income (loss)	0.18(1)	0.19(1)	0.45(1)	0.10(1)	0.03(1)
Net realized and unrealized gains (losses)	0.43	1.59	(3.42)	2.14	1.54
Total from investment operations	0.61	1.78	(2.97)	2.24	1.57
Less distributions:
From net investment income	(0.18)	(0.18)	(0.30)	(0.08)	(0.02)
From return of capital	—	—	—	—	(0.00) (2)
From realized capital gain distribution	—	—	(0.15)	(0.10)	—
Total distributions	(0.18)	(0.18)	(0.45)	(0.18)	(0.02)
Net asset value, end of period	$13.11	$12.68	$11.08	$14.50	$12.44
Total return	4.83%	16.09%	−20.51%	18.00%	14.45%
Ratios and Supplemental Data:
Net assets, end of period ($000’s)	$60,329	$60,245	$45,009	$55,504	$32,295
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	1.38%	1.41%	1.45%	1.40%	1.88%
After expense waiver and/or reimbursement	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets:
Before expense waiver and/or reimbursement	0.98%	1.17%	3.35%	0.29%	(0.55)%
After expense waiver and/or reimbursement	1.36%	1.58%	3.80%	0.69%	0.33%
Portfolio turnover rate	17%	11%	26%	15%	6%

(1)	Net investment income (loss) per share represents net investment loss divided by the average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

27

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024
A. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
LKCM Funds (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”) as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on February 10, 1994 and consists of seven diversified series as of December 31, 2024, six of which are presented herein and include the LKCM Small Cap Equity Fund, LKCM Small-Mid Cap Equity Fund, LKCM Equity Fund, LKCM Balanced Fund, LKCM Fixed Income Fund and LKCM International Equity Fund (collectively, the “Funds”). The assets of the Funds are invested in separate, independently managed portfolios. Investment operations of the Funds began on July 14, 1994 (LKCM Small Cap Equity Fund), January 3, 1996 (LKCM Equity Fund), December 30, 1997 (LKCM Balanced Fund and LKCM Fixed Income Fund), May 2, 2011 (LKCM Small-Mid Cap Equity Fund) and May 1, 2019 (LKCM International Equity Fund). Each Fund charges a 1% redemption fee for redemptions of Fund shares held for less than 30 days, unless otherwise determined by a Fund in its discretion.
The LKCM Small Cap Equity Fund seeks to maximize long-term capital appreciation by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies (those with market capitalizations at the time of investment between $0.8 billion and $7 billion) which Luther King Capital Management Corporation (the “Adviser”) believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation. The LKCM Small-Mid Cap Equity Fund seeks to maximize long-term capital appreciation by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-mid capitalization companies (those with market capitalizations at the time of investment between $2 billion and $20 billion) which the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation. The LKCM Equity Fund seeks to maximize long-term capital appreciation by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies which the Adviser believes are likely to have above-average growth in revenue and/or earnings, above-average returns on shareholders’ equity, potential for above-average capital appreciation and/or companies that the Adviser believes have attractive relative valuations. The LKCM Balanced Fund seeks current income and long-term capital appreciation by investing primarily in a portfolio of equity and fixed income securities with at least 25% of the Fund’s total assets invested in fixed income securities under normal circumstances. The LKCM Fixed Income Fund seeks current income by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of investment grade corporate and U.S. Government fixed income securities. The LKCM International Equity Fund seeks to maximize long-term capital appreciation by investing primarily in equity securities of non-U.S. companies and invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.
The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.
1.
Security Valuation: Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price (“NOCP”). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures contracts and options on futures contracts are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued by the Adviser in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value

28

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a security must be fair valued. In many cases, fixed-income and foreign securities are not considered to have a “readily available market quotation” under the Valuation Rule. Accordingly, such securities typically are fair valued. The Valuation Rule permits the Fund’s board to designate the Funds’ investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Funds’ portfolio securities. For foreign securities held by the LKCM International Equity Fund, such fair value prices generally will be based on such independent pricing services’ proprietary multi-factor models that measure movements in relevant indices, market indicators and other factors between the time the relevant foreign markets have closed and the time the Fund calculates its net asset value, and therefore may differ from quoted or official closing prices for such foreign securities in such foreign markets.
The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.
Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2024, the Funds’ assets carried at fair value were classified as follows:
LKCM Small Cap Equity Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$275,750,286	$ —	$ 0	$275,750,286
Short-Term Investments	6,941,861	—	—	6,941,861
Total Investments*	$282,692,147	$—	$0	$282,692,147

29

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
LKCM Small-Mid Cap Equity Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$36,979,401	$ —	$ —	$36,979,401
Short-Term Investments	2,075,632	—	—	2,075,632
Total Investments*	$39,055,033	$—	$—	$39,055,033

LKCM Equity Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$492,943,558	$ —	$ —	$492,943,558
Short-Term Investments	16,349,214	—	—	16,349,214
Total Investments*	$509,292,772	$—	$—	$509,292,772

LKCM Balanced Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$78,817,885	$—	$ —	$78,817,885
Corporate Bonds	—	34,194,083	—	34,194,083
REITs	1,008,755	—	—	1,008,755
Short-Term Investment	726,921	—	—	726,921
Total Investments*	$80,553,561	$34,194,083	$—	$114,747,644

LKCM Fixed Income Fund

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$180,521,504	$ —	$180,521,504
U.S. Government Sponsored Entities	—	60,845,570	—	60,845,570
U.S. Government Issues	—	25,046,873	—	25,046,873
U.S. Treasury Obligations	—	4,933,563	—	4,933,563
Short-Term Investment	3,092,187	—	—	3,092,187
Total Investments*	$3,092,187	$271,347,510	$—	$274,439,697

LKCM International Equity Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$5,419,150	$53,237,490	$ —	$58,656,640
Preferred Stock	—	904,492	—	904,492
Short-Term Investments	671,459	—	—	671,459
Total Investments*	$6,090,609	$54,141,982	$—	$60,232,591

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.
There were no transfers into or out of Level 1, Level 2, or Level 3 fair value measurements during the reporting period.

30

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
2.
Federal Income Taxes: The Funds have elected to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code and each Fund intends to distribute all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

3.
Distributions to Shareholders: The LKCM Small Cap Equity Fund, LKCM Small-Mid Cap Equity Fund, LKCM Equity Fund and LKCM International Equity Fund generally intend to declare and pay income dividends and distribute net capital gains, if any, at least on an annual basis. The LKCM Balanced Fund and LKCM Fixed Income Fund generally intend to declare and pay income dividends on a quarterly basis and distribute net capital gains, if any, at least on an annual basis.

4.
Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. issuers. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and securities of the U.S. government.

5.
Expense Allocation: Expenses incurred by the Funds are allocated among the Funds based upon (i) relative average net assets, (ii) a specific identification basis as incurred, or (iii) evenly among the Funds, depending on the nature of the expense.

6.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

7.
Guarantees and Indemnifications: In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

8.
Security Transactions and Investment Income: Security and shareholder transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable jurisdiction’s tax rules and rates. Interest income is recognized on the accrual basis. All discounts and premiums are amortized based on the effective interest method for tax and financial reporting purposes. The Funds may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may include income, capital gains and return of capital.

9.
Other: Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share.

Accordingly, at December 31, 2024, reclassifications were recorded as follows:

	LKCM Small Cap Equity Fund	LKCM Small-Mid Cap Equity Fund	LKCM Equity Fund	LKCM Balanced Fund	LKCM Fixed Income Fund	LKCM International Equity Fund
Paid-in capital	$603,736	$(51,641)	$2,796,635	$146,933	$ —	$ —
Total distributable earnings	(603,736)	51,641	(2,796,635)	(146,933)	—	—

31

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
10.
Restricted and Illiquid Securities: The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale including investments considered by the Funds to be illiquid. Restricted securities generally may be resold in transactions exempt from registration. Illiquid investments are investments that the Funds reasonably expect cannot be sold or disposed of in current market conditions within seven calendar days or less in the ordinary course of business without the sale or disposition significantly changing the market value of the investment. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

11.
Segment Reporting: During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Trust’s principal executive officer and principal financial officer act as the CODM. Each Fund within the Trust represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of a Fund’s total returns, expense ratios, changes in net assets resulting from operations, subscriptions and redemptions and profitability to the advisor, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and peers to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

B. INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Adviser serves as the investment adviser to the Funds under an Investment Advisory Agreement (the “Agreement”). The Adviser receives a fee, computed daily and payable quarterly, at the annual rates presented below as applied to each Fund’s average daily net assets. The Adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse expenses of the Funds through May 1, 2025 in order to limit each Fund’s operating expenses to the annual cap rates presented below. This expense limitation excludes interest, taxes, brokerage commissions, indirect fees and expenses relating to investments in other investment companies, including money market funds, and extraordinary expenses.
For the year ended December 31, 2024, the Adviser waived the following management fees and/or reimbursed expenses to meet its expense cap obligations:

	LKCM Small Cap Equity Fund	LKCM Small-Mid Cap Equity Fund	LKCM Equity Fund	LKCM Balanced Fund	LKCM Fixed Income Fund	LKCM International Equity Fund
Annual Management Fee Rate	0.75%	0.75%	0.70%	0.65%	0.50%	0.90%
Annual Cap on Expenses	1.00%	1.00%	0.80%	0.80%	0.50%	1.00%
Fees Waived and/or Expenses Reimbursed in 2024	$152,646	$138,311	$956,389	$250,912	$872,067	$237,688

The Trust reimburses the Adviser for a portion of compensation paid to the Trust’s Chief Compliance Officer. This compensation is reported as part of the “Trustees’ fees and officer compensation” expense on the Statement of Operations.

32

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”), doing business as U.S. Bank Global Fund Services, serves as transfer agent and administrator for the Trust and serves as accounting services agent for the Trust. U.S. Bank, N.A. serves as custodian for the Funds.
Distribution services are performed pursuant to a distribution contract with Quasar Distributors, LLC (“Quasar”), the Trust’s principal underwriter.
The Funds have adopted a Distribution Plan pursuant to Rule 12b—1 under the 1940 Act, under which each Fund may pay an annualized fee of up to 0.75% of its average daily net assets for distribution and other services. Currently, the Board of Trustees has not authorized payments under this plan and, as a result, the Funds currently neither accrue nor pay any fees under the plan.
C. FUND SHARES
At December 31, 2024, there was an unlimited number of shares of beneficial interest, no par value, authorized, for each Fund. The following table summarizes the activity in shares of each Fund:
LKCM Small Cap Equity Fund

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	1,932,643	$39,616,847	1,894,299	$34,598,154
Shares issued to shareholders in reinvestment of distributions	840,316	17,814,706	298,750	5,909,267
Shares redeemed	(1,172,132)	(25,353,567)	(726,227)	(13,264,864)
Redemption fee		458		—
Net increase (decrease)	1,600,827	$32,078,444	1,466,822	$27,242,557
Shares Outstanding:
Beginning of period	11,856,139		10,389,317
End of period	13,456,966		11,856,139

LKCM Small-Mid Cap Equity Fund

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	670,022	$7,098,560	1,099,254	$9,759,202
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares redeemed	(140,386)	(1,451,877)	(156,022)	(1,363,990)
Redemption fee	—	34
Net increase (decrease)	529,636	$5,646,683	943,232	$8,395,246
Shares Outstanding:
Beginning of period	2,876,562		1,933,330
End of period	3,406,198		2,876,562

33

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
LKCM Equity Fund

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	404,257	$14,933,764	814,797	$26,594,117
Shares issued to shareholders in reinvestment of distributions	843,664	31,325,241	196,635	6,783,890
Shares redeemed	(1,839,762)	(69,204,555)	(1,497,101)	(48,771,530)
Redemption fee		1,858		—
Net increase (decrease)	(591,841)	$(22,943,692)	(485,669)	$(15,393,523)
Shares Outstanding:
Beginning of period	14,377,853		14,863,522
End of period	13,786,012		14,377,853

LKCM Balanced Fund

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	140,455	$4,030,087	147,353	$3,704,312
Shares issued to shareholders in reinvestment of distributions	179,311	4,985,889	147,221	3,793,144
Shares redeemed	(526,267)	(14,609,707)	(399,213)	(9,994,292)
Redemption fee		2		101
Net increase (decrease)	(206,501)	$(5,593,729)	(104,639)	$(2,496,735)
Shares Outstanding:
Beginning of period	4,372,486		4,477,125
End of period	4,165,985		4,372,486

LKCM Fixed Income Fund

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	2,037,482	$21,176,820	2,781,717	$28,384,982
Shares issued to shareholders in reinvestment of distributions	739,156	7,670,885	587,310	5,958,494
Shares redeemed	(3,690,233)	(38,098,490)	(2,977,320)	(30,313,904)
Redemption fee		—		100
Net increase (decrease)	(913,595)	$(9,250,785)	391,707	$4,029,672
Shares Outstanding:
Beginning of period	27,662,742		27,271,035
End of period	26,749,147		27,662,742

34

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
LKCM International Equity Fund

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	147,145	$2,007,875	756,956	$9,166,966
Shares issued to shareholders in reinvestment of distributions	49,109	647,743	51,557	656,838
Shares redeemed	(346,336)	(4,648,505)	(118,345)	(1,443,127)
Net increase (decrease)	(150,082)	$(1,992,887)	690,168	$8,380,677
Shares Outstanding:
Beginning of period	4,752,938		4,062,770
End of period	4,602,856		4,752,938

D. SECURITY TRANSACTIONS
Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 2024 were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
LKCM Small Cap Equity Fund	$—	$80,834,647	$—	$71,218,761
LKCM Small-Mid Cap Equity Fund	—	15,082,561	—	10,035,093
LKCM Equity Fund	—	43,840,642	—	107,616,675
LKCM Balanced Fund	—	16,711,266	—	26,305,551
LKCM Fixed Income Fund	12,316,742	57,447,622	23,203,533	55,221,533
LKCM International Equity Fund	—	10,127,320	—	10,251,124

E.	TAX INFORMATION
At December 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

	LKCM Small Cap Equity Fund	LKCM Small-Mid Cap Equity Fund	LKCM Equity Fund	LKCM Balanced Fund	LKCM Fixed Income Fund	LKCM International Equity Fund
Tax cost	$193,159,652	$28,548,524	$245,586,036	$75,104,466	$279,956,636	$51,499,815
Gross unrealized appreciation	$95,618,646	$11,250,044	$269,818,427	$41,219,525	$836,817	$13,518,411
Gross unrealized depreciation	(6,086,151)	(743,535)	6,111,508)	(1,576,286)	(6,353,756)	(4,794,628)
Net unrealized appreciation	$89,532,495	$10,506,509	$263,706,919	$39,643,239	$(5,516,939)	$8,723,783
Undistributed ordinary income	18,868	—	—	29,191	348,984	581,990
Undistributed long-term capital gain	—	—	17,397,368	—	—	—
Distributable earnings	$18,868	$—	$17,397,368	$29,191	$348,984	$581,990
Other accumulated losses	—	(194,260)	—	(5,432)	(4,262,301)	(2,783,941)
Total distributable earnings	$89,551,363	$10,312,249	$281,104,287	$39,666,998	$(9,430,256)	$6,521,832

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales.

35

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
To the extent the Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryforwards as permitted by the Internal Revenue Code. At December 31, 2024, the capital loss carryforwards were as follows:

	Short-Term	Long-Term	Capital Loss Carryover Utilized
LKCM Small-Mid Cap Equity Fund	$194,260	$—	$—
LKCM Fixed Income Fund	463,294	3,799,007	—
LKCM International Equity Fund	841,195	1,942,746	967,548

At December 31, 2024, the following Funds deferred, on a tax basis, post-October capital losses of:

LKCM Balanced Fund	$5,432

The tax components of dividends paid during the periods shown below were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
LKCM Small Cap Equity Fund	$—	$19,098,420	$—	$6,260,272
LKCM Small-Mid Cap Equity Fund	—	—	—	—
LKCM Equity Fund	2,500,301	30,192,384	4,375,883	2,741,827
LKCM Balanced Fund	1,364,595	3,782,676	1,233,982	2,677,399
LKCM Fixed Income Fund	8,412,958	—	6,485,802	—
LKCM International Equity Fund	834,475	—	862,131	—

The Funds designated earnings and profits distributed to shareholders upon the redemption of shares during 2024 and 2023 in determining undistributed net capital gains as of December 31, 2024 and 2023.
The Trust has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Trust has reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Funds’ financial position or results of operations. Tax years that remain open to examination by major tax jurisdictions include tax years ended December 31, 2021 through December 31, 2024 for all LKCM Funds. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on tax returns as of December 31, 2024. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. If applicable, the Funds would recognize interest accrued related to unrecognized tax benefits in “interest expense” and penalties in “other expense” on the statement of operations.
F. OTHER MATTERS
Investing in the Funds involves risks and the potential loss of all or a portion of your investment. Each Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors that affect markets in general, including geopolitical, regulatory, market and economic developments and other developments that impact specific economic sectors, industries, companies, and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in a Fund. Geopolitical and other events, including wars, such as between Russia and Ukraine and in the Middle East, tensions and other conflicts between nations, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit, and fixed income markets. In addition, policy changes by the U.S. Government, the U.S. Federal Reserve and/or foreign governments, such as changes in interest rates, and political events within the U.S. and abroad may cause increased volatility in financial markets, affect investor and consumer confidence, and adversely impact the broader financial markets and economy, perhaps suddenly and to a significant degree. Market disruptions

36

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. The foregoing may adversely affect, among other things, the value and liquidity of a Fund’s investments, a Fund’s ability to satisfy redemption requests, a Fund’s financial and operational performance, and/or the value of your investment in a Fund.
G. SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated the Funds’ related events and transactions that occurred subsequent to December 31, 2024 through the date the financial statements were issued and has determined that there were no significant subsequent events requiring recognition or disclosure in the financial statements.

37

LKCM FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the shareholders and the Board of Trustees of LKCM Funds:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of LKCM Funds (the “Funds”) comprising the LKCM Small Cap Equity Fund, LKCM Small-Mid Cap Equity Fund, LKCM Equity Fund, LKCM Balanced Fund, LKCM Fixed Income Fund, and LKCM International Equity Fund, including the schedules of investments, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the LKCM Funds as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

Milwaukee, Wisconsin
February 25, 2025
We have served as the auditor of one or more LKCM Funds since 2007.

38

LKCM FUNDS
OTHER INFORMATION (Unaudited)
Tax Information:
For the fiscal year ended December 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs & Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

LKCM Small Cap Equity Fund	0.00%
LKCM Small-Mid Cap Equity Fund	0.00%
LKCM Equity Fund	100.00%
LKCM Balanced Fund	79.28%
LKCM Fixed Income Fund	0.00%
LKCM International Equity Fund	100.00%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2024 was as follows:

LKCM Small Cap Equity Fund	0.00%
LKCM Small-Mid Cap Equity Fund	0.00%
LKCM Equity Fund	100.00%
LKCM Balanced Fund	75.90%
LKCM Fixed Income Fund	0.00%
LKCM International Equity Fund	0.00%

The Funds hereby designate the following percentages of their ordinary income distributions for the fiscal year ended December 31, 2024 as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C).

LKCM Small Cap Equity Fund	0.00%
LKCM Small-Mid Cap Equity Fund	0.00%
LKCM Equity Fund	0.00%
LKCM Balanced Fund	51.00%
LKCM Fixed Income Fund	99.93%
LKCM International Equity Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the fiscal year ended December 31, 2024 was as follows:

LKCM Small Cap Equity Fund	0.00%
LKCM Small-Mid Cap Equity Fund	0.00%
LKCM Equity Fund	0.00%
LKCM Balanced Fund	0.00%
LKCM Fixed Income Fund	0.00%
LKCM International Equity Fund	0.00%

39

LKCM FUNDS
OTHER INFORMATION (Unaudited)(Continued)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Information regarding remuneration paid by the Trust to its directors, officers and affiliated persons is included in the accompanying financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

40

LKCM Aquinas Catholic Equity Fund
Annual Financial Statements and Other Information
December 31, 2024

LKCM Aquinas Catholic Equity Fund
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 99.6%
Aerospace & Defense - 2.2%
L3Harris Technologies, Inc.	6,300	$1,324,764
Banks - 0.9%
Cullen/Frost Bankers, Inc.	4,000	537,000
Beverages - 3.9%
Keurig Dr Pepper, Inc.	25,000	803,000
PepsiCo, Inc.	10,000	1,520,600
		2,323,600
Broadline Retail - 2.9%
Amazon.com, Inc.(a)	8,000	1,755,120
Capital Markets - 1.7%
Intercontinental Exchange, Inc.	7,000	1,043,070
Chemicals - 10.3%
Corteva, Inc.	22,500	1,281,600
DuPont de Nemours, Inc.	10,000	762,500
Ecolab, Inc.	5,000	1,171,600
Linde PLC	3,000	1,256,010
Sherwin-Williams Co.	5,000	1,699,650
		6,171,360
Construction Materials - 1.7%
Martin Marietta Materials, Inc.	2,000	1,033,000
Electronic Equipment, Instruments & Components - 5.3%
Teledyne Technologies, Inc.(a)	3,000	1,392,390
Trimble, Inc.(a)	25,000	1,766,500
		3,158,890
Financial Services - 1.7%
Fiserv, Inc.(a)	5,000	1,027,100
Food Products - 1.7%
Kraft Heinz Co.	32,500	998,075
Health Care Equipment & Supplies - 5.2%
Alcon AG	13,500	1,146,015
Stryker Corp.	5,500	1,980,275
		3,126,290
Independent Power and Renewable Electricity Producers - 1.7%
Clearway Energy, Inc. - Class C	40,000	1,040,000
Interactive Media & Services - 4.9%
Alphabet, Inc. - Class A	15,500	2,934,150
IT Services - 2.0%
Akamai Technologies, Inc.(a)	12,500	1,195,625

	Shares	Value
Machinery - 3.8%
Chart Industries, Inc.(a)	2,700	$515,268
IDEX Corp.	5,300	1,109,237
Illinois Tool Works Inc.	2,500	633,900
		2,258,405
Marine Transportation - 2.5%
Kirby Corp.(a)	14,000	1,481,200
Oil, Gas & Consumable Fuels - 8.6%
Chevron Corp.	6,500	941,460
Devon Energy Corp.	28,000	916,440
Diamondback Energy Inc.	5,000	819,150
Expand Energy Corp.	8,500	846,175
Kinder Morgan, Inc.	27,500	753,500
Permian Resources Corp.	60,000	862,800
		5,139,525
Pharmaceuticals - 2.7%
Zoetis, Inc.	10,000	1,629,300
Professional Services - 4.8%
Broadridge Financial Solutions, Inc.	5,500	1,243,495
Verisk Analytics, Inc.	6,000	1,652,580
		2,896,075
Semiconductors & Semiconductor Equipment - 5.1%
NVIDIA Corp.	23,000	3,088,670
Software - 14.9%
Adobe, Inc.(a)	3,700	1,645,316
Microsoft Corp.	6,500	2,739,750
Oracle Corp.	15,000	2,499,600
Roper Technologies, Inc.	4,000	2,079,400
		8,964,066
Specialty Retail - 5.2%
Academy Sports & Outdoors, Inc.	27,500	1,582,075
Home Depot, Inc.	4,000	1,555,960
		3,138,035
Technology Hardware, Storage & Peripherals - 3.7%
Apple Inc.	9,000	2,253,780
Textiles, Apparel & Luxury Goods - 2.2%
Ralph Lauren Corp.	5,800	1,339,684
TOTAL COMMON STOCKS (Cost $29,045,169)		59,856,784

The accompanying notes are an integral part of these financial statements.

1

LKCM Aquinas Catholic Equity Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 4.43%(b)	344,011	$344,011
TOTAL SHORT-TERM INVESTMENTS (Cost $344,011)		344,011
TOTAL INVESTMENTS - 100.2% (Cost $29,389,180)		$60,200,795
Liabilities in Excess of Other Assets - (0.2)%		(91,500)
TOTAL NET ASSETS - 100.0%		$60,109,295

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
Investments are classified by industry pursuant to the Global Industry Classification Standard (“GICS®”) which was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

2

LKCM Aquinas Catholic Equity Fund
Statement of Assets and Liabilities
December 31, 2024

ASSETS
Investments, at value*	$60,200,795
Dividends and interest receivable	40,899
Receivable for Fund shares sold	3,476
Prepaid expenses and other assets	10,253
Total assets	60,255,423
Liabilities
Payable for investment advisory fees	82,190
Payable for distribution expense	28,835
Payable for administrative fees	6,324
Payable for accounting and transfer agent fees and expenses	7,989
Payable for trustees’ fees and officer compensation (Note B)	1,011
Payable for professional fees	17,714
Payable for custody fees and expenses	1,169
Payable for reports to shareholders	871
Payable for Fund shares redeemed	12
Accrued expenses and other liabilities	13
Total liabilities	146,128
Commitments and Contingencies (Note A)
Net assets	$60,109,295
Net assets consist of:
Paid-in capital	$29,262,626
Total distributable earnings	30,846,669
Net assets	$60,109,295
Shares of beneficial interest outstanding (unlimited shares of no par value authorized)	3,417,390
Net asset value per share(offering and redemption price)	$17.59
* Cost of Investments	$29,389,180

The accompanying notes are an integral part of these financial statements.

3

LKCM AQUINAS CATHOLIC EQUITY FUND
STATEMENT OF OPERATIONS
December 31, 2024

Investment Income:
Dividends*	$727,767
Interest	46,124
Total investment income	773,891
Expenses:
Investment advisory fees (Note B)	535,838
Administrative fees	75,114
Accounting and transfer agent fees and expenses	89,741
Distribution expense (Note B)	59,538
Professional fees	35,886
Trustees’ fees and officer compensation (Note B)	30,886
Federal and state registration	28,973
Custody fees and expenses	8,140
Reports to shareholders	6,060
Other	2,262
Total expenses	872,438
Less, expense waiver and/or reimbursement (Note B)	(277,064)
Net expenses	595,374
Net investment income (loss)	178,517
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$4,380,108
Net change in unrealized appreciation (depreciation) on:
Investments	2,743,520
Net Realized and Unrealized Gain (Loss)	7,123,628
Net Increase (Decrease) in Net Assets Resulting from Operations	$7,302,145
* Net of foreign taxes withheld and/or issuance fees	$1,249

The accompanying notes are an integral part of these financial statements.

4

LKCM AQUINAS CATHOLIC EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
Operations:
Net investment income	$178,517	$420,759
Net realized gain	4,380,108	1,138,747
Net change in unrealized appreciation	2,743,520	5,515,457
Net increase in net assets resulting from operations	7,302,145	7,074,963
Net Dividends and Distributions to Shareholders:
Investment income	(153,095)	(416,560)
Capital Gain Distribution	(4,272,939)	(1,078,666)
Net Dividends and Distributions to Shareholders	(4,426,034)	(1,495,226)
Net increase (decrease) in net assets from fund share transactions	(989,966)	2,560,047
Total increase in net assets	1,886,145	8,139,784
NET ASSETS:
Beginning of period	58,223,150	50,083,366
End of period	$ 60,109,295	$58,223,150

The accompanying notes are an integral part of these financial statements.

5

LKCM AQUINAS CATHOLIC EQUITY FUND
FINANCIAL HIGHLIGHTS
Selected data for each share of Capital stock outstanding

	Year Ended December 31
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$16.73	$15.05	$19.52	$17.53	$15.06
Income (loss) from investment operations:
Net investment income (loss)	0.05(1)	0.12(1)	0.17(1)	0.05(1)	0.06(1)
Net realized and unrealized gains (losses)	2.20	2.00	(3.72)	4.40	3.59
Total from investment operations	2.25	2.12	(3.55)	4.45	3.65
Less distributions:
From net investment income	(0.05)	(0.12)	(0.18)	(0.05)	(0.06)
From realized capital gains	(1.34)	(0.32)	(0.74)	(2.41)	(1.12)
Total distributions	(1.39)	(0.44)	(0.92)	(2.46)	(1.18)
Redemption fees	0.00(2)	0.00(2)	—	—	—
Net asset value, end of period	$17.59	$16.73	$15.05	$19.52	$17.53
Total return	13.37%	14.07%	−18.17%	25.34%	24.28%
Ratios and Supplemental Data:
Net assets, end of period ($000’s)	$60,109	$58,223	$50,083	$63,916	$53,862
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	1.47%	1.53%	1.45%	1.40%	1.48%
After expense waiver and/or reimbursement	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets:
Before expense waiver and/or reimbursement	(0.17)%	0.24%	0.57%	(0.15)%	(0.12)%
After expense waiver and/or reimbursement	0.30%	0.77%	1.02%	0.25%	0.36%
Portfolio turnover rate	11%	16%	23%	18%	17%

(1)	Net investment income (loss) per share represents net investment loss divided by the average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

6

LKCM AQUINAS CATHOLIC EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024
A. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
LKCM Funds (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”) as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on February 10, 1994 and consists of seven diversified series as of December 31, 2024, one of which is presented herein: the LKCM Aquinas Catholic Equity Fund (the “Fund”). The Fund is subject to expenses pursuant to the Rule 12b-1 plan described in Note B. The Fund charges a 1% redemption fee for redemptions of Fund shares held for less than 30 days, unless otherwise determined by the Fund in its discretion.
The LKCM Aquinas Catholic Equity Fund seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process. The LKCM Aquinas Catholic Equity Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that Luther King Capital Management Corporation (the “Adviser”) believes are likely to have above-average growth in revenue and/or earnings, above- average returns on shareholders’ equity, potential for above-average capital appreciation, and/or companies the Adviser believes have attractive relative valuations.
The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ Socially Responsible Investment Guidelines (the “Guidelines”). The Fund’s investment approach incorporates the Guidelines through a combination of screening portfolio companies based on criteria set forth in the Guidelines, dialogue with companies whose policies and practices may conflict with the Guidelines, and/or potentially excluding from the Fund’s portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time. The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Guidelines. If the Fund invests in a company whose policies and practices are inconsistent with the Guidelines, the Adviser may attempt to influence the company, sell the company’s securities, or otherwise exclude future investments in such company.
The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.
1.
Security Valuation: Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price (“NOCP”). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures contracts and options on futures contracts are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued by the Adviser in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a security must be fair valued. In many cases, fixed-income and foreign securities are not considered to have a “readily available market quotation” under the Valuation Rule. Accordingly, such securities typically are fair valued. The Valuation Rule permits the Fund’s board to designate the Fund’s primary investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the

7

LKCM AQUINAS CATHOLIC EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.
The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.
Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2024, the Fund’s assets carried at fair value were classified as follows:
LKCM Aquinas Catholic Equity Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$59,856,784	$ —	$ —	$59,856,784
Short-Term Investment	344,011	—	—	344,011
Total Investments*	$60,200,795	$—	$—	$60,200,795

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.
2.
Federal Income Taxes: The Fund has elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code and the Fund intends to distribute all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

3.	Distributions to Shareholders: The Fund generally intends to declare and pay income dividends and distribute net capital gain, if any, at least on an annual basis.
4.
Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. issuers. These risks

8

LKCM AQUINAS CATHOLIC EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and securities of the U.S. government.
5.
Expense Allocation: Expenses incurred by the Funds in the Trust are allocated among the Funds based upon (i) relative average net assets, (ii) a specific identification basis as incurred, or (iii) evenly among the Funds, depending on the nature of the expense.

6.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

7.
Guarantees and Indemnifications: In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

8.
Security Transactions and Investment Income: Security and shareholder transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable jurisdiction’s tax rules and rates. Interest income is recognized on the accrual basis. All discounts and premiums are amortized based on the effective interest method for tax and financial reporting purposes. The Fund may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may include income, capital gains and return of capital.

9.
Other: Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share.

Accordingly, at December 31, 2024, reclassifications were recorded as follows for the Fund:

Paid-in capital	$101,595
Total distributable earnings	(101,595)

10.
Restricted and Illiquid Securities: The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale including investments considered by the Fund to be illiquid. Restricted securities generally may be resold in transactions exempt from registration. Illiquid investments are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions within seven calendar days or less in the ordinary course of business without the sale or disposition significantly changing the market value of the investment. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

11.
Segment Reporting: During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief

9

LKCM AQUINAS CATHOLIC EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Trust’s principal executive officer and principal financial officer act as the CODM. Each Fund within the Trust represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of a Fund’s total returns, expense ratios, changes in net assets resulting from operations, subscriptions and redemptions and profitability to the advisor, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and peers to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.
B. INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Adviser serves as the investment adviser to the Fund under an Investment Advisory Agreement (the “Agreement”). The Adviser receives a fee, computed daily and payable quarterly, at the annual rate presented below as applied to the Fund’s average daily net assets. The Adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse expenses of the Fund through May 1, 2025 in order to limit the Fund’s operating expenses to the annual cap rate presented below. This expense limitation excludes interest, taxes, brokerage commissions, indirect fees and expenses relating to investments in other investment companies, including money market funds, and extraordinary expenses.
For the year ended December 31, 2024, the Adviser waived the following management fees and/or reimbursed expenses to meet its expense cap obligations:

LKCM Aquinas Catholic Equity Fund
Annual Management Fee Rate	0.90%
Annual Cap on Expenses	1.00%
Fees Waived and/or Expenses Reimbursed in 2024	$277,064

The Trust reimburses the Adviser for a portion of compensation paid to the Trust’s Chief Compliance Officer. This compensation is reported as part of the “Trustees fees and officer compensation” expense on the Statement of Operations.
U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”), doing business as U.S. Bank Global Fund Services, serves as transfer agent and administrator for the Fund and serves as accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.
Distribution services are performed pursuant to a distribution contract with Quasar Distributors, LLC (“Quasar”), the Trust’s principal underwriter.
The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Fund, under which the Fund may pay an annualized fee of up to 1.00% of its average daily net assets for distribution and other services. However, the Board of Trustees has currently only authorized an annual fee of 0.10% of the average daily net assets for the Fund.

10

LKCM AQUINAS CATHOLIC EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
C. FUND SHARES
At December 31, 2024, there was an unlimited number of shares of beneficial interest, no par value, authorized for the Fund. The following table summarizes the activity in shares of the Fund:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	94,402	$1,689,787	435,470	$6,902,249
Shares issued to shareholders in reinvestment of distributions	233,056	4,136,741	81,975	1,375,552
Shares redeemed	(390,153)	(6,816,546)	(365,131)	(5,718,058)
Redemption fee		52		304
Net increase (decrease)	(62,695)	$(989,966)	152,314	$2,560,047
Shares Outstanding:
Beginning of period	3,480,085		3,327,771
End of period	3,417,390		3,480,085

D. SECURITY TRANSACTIONS
Purchases and sales of investment securities, other than short-term investments, for the Fund for the year ended December 31, 2024 were as follows:

Purchases		Sales
U.S. Government	Other	U.S. Government	Other
$ —	$6,314,253	$ —	$10,667,705

E. TAX INFORMATION
At December 31, 2024, the components of accumulated earnings (losses) on a tax basis for the Fund were as follows:

Tax cost	$29,389,180
Gross unrealized appreciation	$31,215,615
Gross unrealized depreciation	(404,000)
Net unrealized appreciation	$30,811,615
Undistributed ordinary income	35,054
Undistributed long-term capital gain	—
Distributable earnings	$35,054
Other accumulated losses	—
Total distributable earnings	$30,846,669

At December 31, 2024, the Fund deferred, on a tax basis, no post-October capital losses.
To the extent the Fund realizes future net capital gains, taxable distributions will be reduced by any unused capital loss carryforwards as permitted by the Internal Revenue Code. At December 31, 2024, the Fund had no capital loss carryforwards.

11

LKCM AQUINAS CATHOLIC EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
The tax components of dividends paid during the periods shown below for the Fund were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
LKCM Aquinas Catholic Equity Fund	$153,095	$4,272,939	$416,560	$1,078,666

The Fund designated earnings and profits distributed to shareholders upon the redemption of shares during 2024 and 2023 in determining undistributed net capital gains as of December 31, 2024 and 2023, respectively.
The Trust has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Trust has reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Fund’s financial position or results of operations. Tax years that remain open to examination by major tax jurisdictions include tax years ended December 31, 2021 through December 31, 2024. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on tax returns as of December 31, 2024. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. If applicable, the Fund would recognize interest accrued related to unrecognized tax benefits in “interest expense” and penalties in “other expense” on the statement of operations.
F. OTHER MATTERS
Investing in the Funds involves risks and the potential loss of all or a portion of your investment. Each Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors that affect markets in general, including geopolitical, regulatory, market and economic developments and other developments that impact specific economic sectors, industries, companies, and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in a Fund. Geopolitical and other events, including wars, such as between Russia and Ukraine and in the Middle East tensions and other conflicts between nations, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit, and fixed income markets. In addition, policy changes by the U.S. Government, the U.S. Federal Reserve and/or foreign governments, such as changes in interest rates, and political events within the U.S. and abroad may cause increased volatility in financial markets, affect investor and consumer confidence, and adversely impact the broader financial markets and economy, perhaps suddenly and to a significant degree. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. The foregoing may adversely affect, among other things, the value and liquidity of a Fund’s investments, a Fund’s ability to satisfy redemption requests, a Fund’s financial and operational performance, and/or the value of your investment in a Fund.
G. SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated the Fund’s related events and transactions that occurred subsequent to December 31, 2024 through the date the financial statements were issued and has determined that there were no significant subsequent events requiring recognition or disclosure in the financial statements.

12

LKCM AQUINAS CATHOLIC EQUITY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the shareholders and the Board of Trustees of LKCM Funds:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of LKCM Aquinas Catholic Equity Fund (the “Fund”), one of the funds constituting the LKCM Funds, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

Milwaukee, Wisconsin
February 25, 2025
We have served as the auditor of one or more LKCM Funds since 2007.

13

LKCM AQUINAS CATHOLIC EQUITY FUND
OTHER INFORMATION (Unaudited)
Tax Information: For the fiscal year ended December 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs & Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%. For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2024 was 100.00%.

14

LKCM AQUINAS CATHOLIC EQUITY FUND
OTHER INFORMATION (Unaudited)(Continued)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Information regarding remuneration paid by the Trust to its directors, officers and affiliated persons is included in the accompanying financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

15

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Information regarding remuneration paid by the Registrant to its directors, officers and affiliated persons is included in the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. The code of ethics required by Item 2 of this Form N-CSR is filed herewith as EX.99.CODE ETH.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). The certification required by Rule 30a-2(a) under the Investment Company Act of 1940 is filed herewith as EX.99.CERT.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. The certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as EX.99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LKCM Funds

By	/s/ J. Luther King, Jr.
J. Luther King, Jr.,
President / Principal Executive Officer

Date	2/25/2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Luther King, Jr.
J. Luther King, Jr.,
President / Principal Executive Officer

Date	2/25/2025

By	/s/ Jacob D. Smith
Jacob D. Smith,
Chief Financial Officer / Principal Financial Officer

Date	2/25/2025